Report of Independent Registered Public Accounting Firm

To the Contract Owners of
Separate Account Five of Talcott Resolution Life and Annuity Insurance Company and the
Board of Directors of Talcott Resolution Life and Annuity Insurance Company

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities for each of the Sub-Accounts listed below comprising Separate Account Five of Talcott Resolution Life and Annuity Insurance Company (the “Account”), as of December 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes.

Fidelity® VIP Government Money Market Portfolio (Service Class)	Putnam VT Global Asset Allocation Fund (Class IA)
Putnam VT George Putnam Balanced Fund (Class IA)	Putnam VT Focused International Equity Fund (Class IA)
Hartford Balanced HLS Fund (Class IA)	Putnam VT Global Health Care Fund (Class IA)
Hartford Capital Appreciation HLS Fund (Class IA)	Putnam VT Large Cap Growth Fund (Class IA) (formerly Putnam VT Growth Opportunities Fund (Class IA))
Hartford Disciplined Equity HLS Fund (Class IA)	Putnam VT High Yield Fund (Class IA)
Hartford Dividend and Growth HLS Fund (Class IA)	Putnam VT Income Fund (Class IA)
Hartford Healthcare HLS Fund (Class IA)	Putnam VT International Equity Fund (Class IA)
Hartford International Opportunities HLS Fund (Class IA)	Putnam VT Emerging Markets Equity Fund (Class IA)
Hartford MidCap HLS Fund (Class IA)	Putnam VT International Value Fund (Class IA)
Hartford Small Company HLS Fund (Class IA)	Putnam VT Core Equity Fund (Class IA) (formerly Putnam VT Multi-Cap Core Fund (Class IA))
Hartford Stock HLS Fund (Class IA)	Putnam VT Government Money Market Fund (Class IA)
Hartford Total Return Bond HLS Fund (Class IA)	Putnam VT Sustainable Leaders Fund (Class IA)
Hartford Ultrashort Bond HLS Fund (Class IA)	Putnam VT Research Fund (Class IA)
Invesco V.I. American Value Fund (Series I)	Putnam VT Small Cap Value Fund (Class IA)
Invesco V.I. Diversified Dividend Fund (Series I)	Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)
Invesco V.I. Equally-Weighted S&P 500 Fund (Series I)	Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)
Invesco V.I. Equity and Income Fund (Series I)	Morgan Stanley VIF Global Infrastructure Portfolio (Class I)
Invesco V.I. Growth and Income Fund (Series I)	Morgan Stanley VIF Growth Portfolio (Class I)
Invesco V.I. High Yield Fund (Series I)	PSF PGIM Government Money Market Portfolio (Class I)
Putnam VT Mortgage Securities Fund (Class IA)	BlackRock S&P 500 Index V.I. Fund (Class I)
Putnam VT Diversified Income Fund (Class IA)
Putnam VT Large Cap Value Fund (Class IA)

We have also audited the accompanying statements of assets and liabilities of Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class I) (liquidated July 28, 2023) and the related statements of operations, statements of changes in net assets, and the financial highlights for the periods indicated in the table below, and the related notes.

SA-1

Report of Independent Registered Public Accounting Firm

Sub-Account	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class I) (liquidated July 28, 2023)	December 31, 2023	Period from January 1, 2023, to July 28, 2023	Period from January 01, 2023, to July 28, 2023 and one year in the period ended December 31, 2022	Period from January 01, 2023 to July 28, 2023 and Four years in the period ended December 31, 2022
In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts listed above comprising Separate Account Five of Talcott Resolution Life and Annuity Insurance Company as of December 31, 2023, and the results of their operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table above), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Hartford, Connecticut
April 22, 2024

We have served as the auditor of the Sub-Accounts that comprise Separate Account Five of Talcott Resolution Life and Annuity Insurance Company since 2002.

SA-2

Separate Account Five
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2023

	Fidelity® VIP Government Money Market Portfolio (Service Class)	Putnam VT George Putnam Balanced Fund (Class IA)	Hartford Balanced HLS Fund (Class IA)	Hartford Capital Appreciation HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	4,270,344	64,639	1,109,233	989,038	449,783
Cost	$4,270,344	$754,825	$29,206,683	$45,214,188	$7,007,342
Fair Value	$4,270,344	$888,790	$31,901,539	$45,545,200	$8,482,913
Due from Sponsor Company	15,624	—	—	—	—
Receivable for fund shares sold	—	—	15,655	37	—

Total assets	4,285,968	888,790	31,917,194	45,545,237	8,482,913

Liabilities:
Due to Sponsor Company	—	—	15,655	37	—
Payable for fund shares purchased	15,624	—	—	—	—

Total liabilities	15,624	—	15,655	37	—

Net assets:
For contract liabilities	$4,270,344	$888,790	$31,901,539	$45,545,200	$8,482,913

Deferred contracts in the accumulation period:
Units owned by participants #	384,671	22,295	3,424,812	2,024,256	1,146,757
Contract liability	$4,270,344	$888,790	$31,901,539	$45,545,200	$8,482,913

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-3

Separate Account Five
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2023

	Hartford Dividend and Growth HLS Fund (Class IA)	Hartford Healthcare HLS Fund (Class IA)	Hartford International Opportunities HLS Fund (Class IA)	Hartford MidCap HLS Fund (Class IA)	Hartford Small Company HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	1,199,324	119,285	356,037	414,543	328,970
Cost	$25,191,046	$2,302,498	$4,968,729	$12,687,014	$6,035,127
Fair Value	$27,140,694	$1,957,471	$5,386,843	$11,337,749	$5,207,588
Due from Sponsor Company	20	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	27,140,714	1,957,471	5,386,843	11,337,749	5,207,588

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	20	—	—	—	—

Total liabilities	20	—	—	—	—

Net assets:
For contract liabilities	$27,140,694	$1,957,471	$5,386,843	$11,337,749	$5,207,588

Deferred contracts in the accumulation period:
Units owned by participants #	1,415,123	153,636	975,049	608,807	520,438
Contract liability	$27,140,694	$1,957,471	$5,386,843	$11,337,749	$5,207,588

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-4

Separate Account Five
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2023

	Hartford Stock HLS Fund (Class IA)	Hartford Total Return Bond HLS Fund (Class IA)	Hartford Ultrashort Bond HLS Fund (Class IA)	Invesco V.I. American Value Fund (Series I)	Invesco V.I. Diversified Dividend Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	275,900	738,698	394,695	12,739	36,007
Cost	$17,379,496	$8,214,091	$3,978,868	$191,370	$703,571
Fair Value	$26,673,982	$7,069,339	$4,081,151	$178,091	$872,804
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	13	—	—	—	—

Total assets	26,673,995	7,069,339	4,081,151	178,091	872,804

Liabilities:
Due to Sponsor Company	13	—	—	—	—
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	13	—	—	—	—

Net assets:
For contract liabilities	$26,673,982	$7,069,339	$4,081,151	$178,091	$872,804

Deferred contracts in the accumulation period:
Units owned by participants #	1,859,975	1,764,129	2,119,451	2,507	26,984
Contract liability	$26,673,982	$7,069,339	$4,081,151	$178,091	$872,804

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-5

Separate Account Five
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2023

	Invesco V.I. Equally-Weighted S&P 500 Fund (Series I)	Invesco V.I. Equity and Income Fund (Series I)	Invesco V.I. Growth and Income Fund (Series I)	Invesco V.I. High Yield Fund (Series I)	Putnam VT Mortgage Securities Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	29,438	3,768	11,020	4,655	52,109
Cost	$551,269	$62,396	$207,464	$24,070	$494,433
Fair Value	$771,867	$62,089	$207,834	$21,833	$331,936
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	771,867	62,089	207,834	21,833	331,936

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets:
For contract liabilities	$771,867	$62,089	$207,834	$21,833	$331,936

Deferred contracts in the accumulation period:
Units owned by participants #	6,517	2,300	3,495	1,289	14,278
Contract liability	$771,867	$62,089	$207,834	$21,833	$331,936

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-6

Separate Account Five
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2023

	Putnam VT Diversified Income Fund (Class IA)	Putnam VT Large Cap Value Fund (Class IA)	Putnam VT Global Asset Allocation Fund (Class IA)	Putnam VT Focused International Equity Fund (Class IA)	Putnam VT Global Health Care Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	181,520	425,247	114,847	171,125	24,016
Cost	$1,246,181	$9,832,270	$1,924,959	$2,702,361	$349,209
Fair Value	$838,624	$12,434,223	$2,016,707	$2,483,023	$410,677
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	838,624	12,434,223	2,016,707	2,483,023	410,677

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets:
For contract liabilities	$838,624	$12,434,223	$2,016,707	$2,483,023	$410,677

Deferred contracts in the accumulation period:
Units owned by participants #	21,479	180,183	26,735	41,733	5,861
Contract liability	$838,624	$12,434,223	$2,016,707	$2,483,023	$410,677

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-7

Separate Account Five
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2023

	Putnam VT Large Cap Growth Fund (Class IA)	Putnam VT High Yield Fund (Class IA)	Putnam VT Income Fund (Class IA)	Putnam VT International Equity Fund (Class IA)	Putnam VT Emerging Markets Equity Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	704,448	139,994	152,947	31,650	24,208
Cost	$6,730,609	$1,165,595	$1,745,250	$424,437	$348,740
Fair Value	$9,890,450	$785,369	$1,284,753	$489,942	$413,225
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	9,890,450	785,369	1,284,753	489,942	413,225

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets:
For contract liabilities	$9,890,450	$785,369	$1,284,753	$489,942	$413,225

Deferred contracts in the accumulation period:
Units owned by participants #	294,133	13,737	33,167	10,656	13,182
Contract liability	$9,890,450	$785,369	$1,284,753	$489,942	$413,225

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-8

Separate Account Five
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2023

	Putnam VT International Value Fund (Class IA)	Putnam VT Core Equity Fund (Class IA)	Putnam VT Government Money Market Fund (Class IA)	Putnam VT Sustainable Leaders Fund (Class IA)	Putnam VT Research Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	22,455	56,985	2,980,364	167,987	10,764
Cost	$259,394	$907,701	$2,980,364	$4,874,757	$252,651
Fair Value	$267,892	$1,074,173	$2,980,364	$6,949,613	$375,781
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	—	27	—	—

Total assets	267,892	1,074,173	2,980,391	6,949,613	375,781

Liabilities:
Due to Sponsor Company	—	—	27	—	—
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	—	27	—	—

Net assets:
For contract liabilities	$267,892	$1,074,173	$2,980,364	$6,949,613	$375,781

Deferred contracts in the accumulation period:
Units owned by participants #	6,226	19,547	1,583,110	49,731	4,960
Contract liability	$267,892	$1,074,173	$2,980,364	$6,949,613	$375,781

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-9

Separate Account Five
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2023

	Putnam VT Small Cap Value Fund (Class IA)	Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class I)	Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)	Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)	Morgan Stanley VIF Global Infrastructure Portfolio (Class I)
	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	41,161	—	8,077	1,053	10,556
Cost	$508,885	$—	$56,801	$12,717	$81,897
Fair Value	$481,586	$—	$44,421	$13,578	$64,499
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	481,586	—	44,421	13,578	64,499

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets:
For contract liabilities	$481,586	$—	$44,421	$13,578	$64,499

Deferred contracts in the accumulation period:
Units owned by participants #	4,930	—	1,174	514	3,840
Contract liability	$481,586	$—	$44,421	$13,578	$64,499

# Rounded units

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-10

Separate Account Five
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2023

	Morgan Stanley VIF Growth Portfolio (Class I)	PSF PGIM Government Money Market Portfolio (Class I)	BlackRock S&P 500 Index V.I. Fund (Class I)
	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	95,216	65,091	255,170
Cost	$2,078,706	$650,908	$6,242,229
Fair Value	$1,271,139	$650,908	$7,553,029
Due from Sponsor Company	—	—	—
Receivable for fund shares sold	—	—	9

Total assets	1,271,139	650,908	7,553,038

Liabilities:
Due to Sponsor Company	—	—	9
Payable for fund shares purchased	—	—	—

Total liabilities	—	—	9

Net assets:
For contract liabilities	$1,271,139	$650,908	$7,553,029

Deferred contracts in the accumulation period:
Units owned by participants #	31,385	58,582	388,874
Contract liability	$1,271,139	$650,908	$7,553,029

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-11

Separate Account Five
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2023

	Fidelity® VIP Government Money Market Portfolio (Service Class)	Putnam VT George Putnam Balanced Fund (Class IA)	Hartford Balanced HLS Fund (Class IA)	Hartford Capital Appreciation HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$217,350	$12,710	$574,966	$373,688	$66,331

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	—	6,496	221,386	(588,772)	151,209
Net realized gain distributions	—	—	891,340	745,591	54,566
Change in unrealized appreciation (depreciation)	—	138,679	2,681,563	7,584,600	1,339,845

Net gain (loss) on investments	—	145,175	3,794,289	7,741,419	1,545,620

Net increase (decrease) in net assets resulting from operations	$217,350	$157,885	$4,369,255	$8,115,107	$1,611,951

The accompanying notes are an integral part of these financial statements.
SA-12

Separate Account Five
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2023

	Hartford Dividend and Growth HLS Fund (Class IA)	Hartford Healthcare HLS Fund (Class IA)	Hartford International Opportunities HLS Fund (Class IA)	Hartford MidCap HLS Fund (Class IA)	Hartford Small Company HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$408,443	$9,655	$62,315	$4,841	$—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	227,661	(65,737)	11,191	(299,941)	(160,086)
Net realized gain distributions	2,348,586	26,230	—	802,822	—
Change in unrealized appreciation (depreciation)	569,358	102,958	509,369	1,037,416	929,279

Net gain (loss) on investments	3,145,605	63,451	520,560	1,540,297	769,193

Net increase (decrease) in net assets resulting from operations	$3,554,048	$73,106	$582,875	$1,545,138	$769,193

The accompanying notes are an integral part of these financial statements.
SA-13

Separate Account Five
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2023

	Hartford Stock HLS Fund (Class IA)	Hartford Total Return Bond HLS Fund (Class IA)	Hartford Ultrashort Bond HLS Fund (Class IA)	Invesco V.I. American Value Fund (Series I)	Invesco V.I. Diversified Dividend Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$342,544	$238,121	$56,465	$1,042	$16,667

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,125,652	(113,133)	7,982	(116)	19,655
Net realized gain distributions	1,284,369	—	—	34,191	68,639
Change in unrealized appreciation (depreciation)	(815,934)	344,662	158,261	(11,013)	(32,448)

Net gain (loss) on investments	1,594,087	231,529	166,243	23,062	55,846

Net increase (decrease) in net assets resulting from operations	$1,936,631	$469,650	$222,708	$24,104	$72,513

The accompanying notes are an integral part of these financial statements.
SA-14

Separate Account Five
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2023

	Invesco V.I. Equally-Weighted S&P 500 Fund (Series I)	Invesco V.I. Equity and Income Fund (Series I)	Invesco V.I. Growth and Income Fund (Series I)	Invesco V.I. High Yield Fund (Series I)	Putnam VT Mortgage Securities Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$9,907	$1,182	$3,144	$1,102	$50,633

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	3,544	530	92	(38)	(2,874)
Net realized gain distributions	52,686	3,095	24,979	—	—
Change in unrealized appreciation (depreciation)	27,449	2,769	(4,757)	963	(30,637)

Net gain (loss) on investments	83,679	6,394	20,314	925	(33,511)

Net increase (decrease) in net assets resulting from operations	$93,586	$7,576	$23,458	$2,027	$17,122

The accompanying notes are an integral part of these financial statements.
SA-15

Separate Account Five
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2023

	Putnam VT Diversified Income Fund (Class IA)	Putnam VT Large Cap Value Fund (Class IA)	Putnam VT Global Asset Allocation Fund (Class IA)	Putnam VT Focused International Equity Fund (Class IA)	Putnam VT Global Health Care Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$50,486	$283,497	$37,478	$22,446	$2,780

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(69,257)	335,410	(16,572)	(47,695)	24,390
Net realized gain distributions	—	714,341	—	—	40,118
Change in unrealized appreciation (depreciation)	59,640	482,096	307,823	452,136	(34,772)

Net gain (loss) on investments	(9,617)	1,531,847	291,251	404,441	29,736

Net increase (decrease) in net assets resulting from operations	$40,869	$1,815,344	$328,729	$426,887	$32,516

The accompanying notes are an integral part of these financial statements.
SA-16

Separate Account Five
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2023

	Putnam VT Large Cap Growth Fund (Class IA)	Putnam VT High Yield Fund (Class IA)	Putnam VT Income Fund (Class IA)	Putnam VT International Equity Fund (Class IA)	Putnam VT Emerging Markets Equity Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$—	$42,353	$76,521	$1,309	$4,072

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	157,538	(35,220)	(31,388)	3,014	25,568
Net realized gain distributions	116,479	—	—	—	—
Change in unrealized appreciation (depreciation)	2,929,067	80,913	15,904	77,711	23,108

Net gain (loss) on investments	3,203,084	45,693	(15,484)	80,725	48,676

Net increase (decrease) in net assets resulting from operations	$3,203,084	$88,046	$61,037	$82,034	$52,748

The accompanying notes are an integral part of these financial statements.
SA-17

Separate Account Five
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2023

	Putnam VT International Value Fund (Class IA)	Putnam VT Core Equity Fund (Class IA)	Putnam VT Government Money Market Fund (Class IA)	Putnam VT Sustainable Leaders Fund (Class IA)	Putnam VT Research Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$4,848	$7,442	$49,929	$58,439	$4,723

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(2,299)	30,047	—	556,251	118,243
Net realized gain distributions	—	87,089	—	239,241	—
Change in unrealized appreciation (depreciation)	44,878	123,592	—	922,572	(10,692)

Net gain (loss) on investments	42,579	240,728	—	1,718,064	107,551

Net increase (decrease) in net assets resulting from operations	$47,427	$248,170	$49,929	$1,776,503	$112,274

The accompanying notes are an integral part of these financial statements.
SA-18

Separate Account Five
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2023

	Putnam VT Small Cap Value Fund (Class IA)	Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class I)	Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)	Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)	Morgan Stanley VIF Global Infrastructure Portfolio (Class I)
	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$2,072	$21,142	$3,548	$208	$1,612

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(31,139)	(62,049)	(264)	4	(276)
Net realized gain distributions	56,512	—	—	225	8,890
Change in unrealized appreciation (depreciation)	70,682	53,333	1,439	1,026	(7,404)

Net gain (loss) on investments	96,055	(8,716)	1,175	1,255	1,210

Net increase (decrease) in net assets resulting from operations	$98,127	$12,426	$4,723	$1,463	$2,822

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-19

Separate Account Five
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2023

	Morgan Stanley VIF Growth Portfolio (Class I)	PSF PGIM Government Money Market Portfolio (Class I)	BlackRock S&P 500 Index V.I. Fund (Class I)
	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$—	$18,490	$94,845

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(227,146)	—	174,408
Net realized gain distributions	—	—	282,357
Change in unrealized appreciation (depreciation)	685,015	—	1,174,015

Net gain (loss) on investments	457,869	—	1,630,780

Net increase (decrease) in net assets resulting from operations	$457,869	$18,490	$1,725,625

The accompanying notes are an integral part of these financial statements.
SA-20

Separate Account Five
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2023

	Fidelity® VIP Government Money Market Portfolio (Service Class)	Putnam VT George Putnam Balanced Fund (Class IA)	Hartford Balanced HLS Fund (Class IA)	Hartford Capital Appreciation HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$217,350	$12,710	$574,966	$373,688	$66,331
Net realized gain (loss) on security transactions	—	6,496	221,386	(588,772)	151,209
Net realized gain distributions	—	—	891,340	745,591	54,566
Change in unrealized appreciation (depreciation)	—	138,679	2,681,563	7,584,600	1,339,845

Net increase (decrease) in net assets resulting from operations	217,350	157,885	4,369,255	8,115,107	1,611,951

Unit transactions:
Purchases	—	—	263	3,561	—
Net transfers	1,231,258	(21)	37,294	(530,620)	(314,432)
Surrenders for benefit payments and fees	(1,510,405)	(30,993)	(384,031)	(551,942)	(216,821)
Other transactions	—	—	303	82	—
Death benefits	(161,355)	(87,512)	(4,125,097)	(5,223,496)	(977,775)
Net loan activity	(2,603)	(2,679)	(7,304)	(91,410)	12,539
Cost of insurance and other fees	(35,107)	(14,759)	(489,021)	(685,211)	(122,669)

Net increase (decrease) in net assets resulting from unit transactions	(478,212)	(135,964)	(4,967,593)	(7,079,036)	(1,619,158)

Net increase (decrease) in net assets	(260,862)	21,921	(598,338)	1,036,071	(7,207)

Net assets:
Beginning of period	4,531,206	866,869	32,499,877	44,509,129	8,490,120
End of period	$4,270,344	$888,790	$31,901,539	$45,545,200	$8,482,913

The accompanying notes are an integral part of these financial statements.
SA-21

Separate Account Five
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2023

	Hartford Dividend and Growth HLS Fund (Class IA)	Hartford Healthcare HLS Fund (Class IA)	Hartford International Opportunities HLS Fund (Class IA)	Hartford MidCap HLS Fund (Class IA)	Hartford Small Company HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$408,443	$9,655	$62,315	$4,841	$—
Net realized gain (loss) on security transactions	227,661	(65,737)	11,191	(299,941)	(160,086)
Net realized gain distributions	2,348,586	26,230	—	802,822	—
Change in unrealized appreciation (depreciation)	569,358	102,958	509,369	1,037,416	929,279

Net increase (decrease) in net assets resulting from operations	3,554,048	73,106	582,875	1,545,138	769,193

Unit transactions:
Purchases	354	—	263	903	—
Net transfers	(11,090)	(114,369)	118,139	(203,650)	(7,645)
Surrenders for benefit payments and fees	(502,016)	—	(89,814)	(287,251)	(103,680)
Other transactions	(27)	—	29	(1)	(26)
Death benefits	(3,016,273)	(137,680)	(343,380)	(989,516)	(293,512)
Net loan activity	(39,241)	(87)	593	(2,491)	(18,956)
Cost of insurance and other fees	(419,386)	(30,356)	(83,380)	(163,895)	(75,356)

Net increase (decrease) in net assets resulting from unit transactions	(3,987,679)	(282,492)	(397,550)	(1,645,901)	(499,175)

Net increase (decrease) in net assets	(433,631)	(209,386)	185,325	(100,763)	270,018

Net assets:
Beginning of period	27,574,325	2,166,857	5,201,518	11,438,512	4,937,570
End of period	$27,140,694	$1,957,471	$5,386,843	$11,337,749	$5,207,588

The accompanying notes are an integral part of these financial statements.
SA-22

Separate Account Five
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2023

	Hartford Stock HLS Fund (Class IA)	Hartford Total Return Bond HLS Fund (Class IA)	Hartford Ultrashort Bond HLS Fund (Class IA)	Invesco V.I. American Value Fund (Series I)	Invesco V.I. Diversified Dividend Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$342,544	$238,121	$56,465	$1,042	$16,667
Net realized gain (loss) on security transactions	1,125,652	(113,133)	7,982	(116)	19,655
Net realized gain distributions	1,284,369	—	—	34,191	68,639
Change in unrealized appreciation (depreciation)	(815,934)	344,662	158,261	(11,013)	(32,448)

Net increase (decrease) in net assets resulting from operations	1,936,631	469,650	222,708	24,104	72,513

Unit transactions:
Purchases	1,165	6	25	—	—
Net transfers	48,103	(678)	(117,036)	—	2,500
Surrenders for benefit payments and fees	(209,206)	(122,304)	(20,415)	—	—
Other transactions	(71)	(22)	(36)	—	—
Death benefits	(2,578,704)	(249,228)	(551,157)	—	(75,411)
Net loan activity	(7,276)	(179)	(13,993)	(30)	(89)
Cost of insurance and other fees	(400,117)	(107,547)	(68,008)	(2,937)	(14,068)

Net increase (decrease) in net assets resulting from unit transactions	(3,146,106)	(479,952)	(770,620)	(2,967)	(87,068)

Net increase (decrease) in net assets	(1,209,475)	(10,302)	(547,912)	21,137	(14,555)

Net assets:
Beginning of period	27,883,457	7,079,641	4,629,063	156,954	887,359
End of period	$26,673,982	$7,069,339	$4,081,151	$178,091	$872,804

The accompanying notes are an integral part of these financial statements.
SA-23

Separate Account Five
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2023

	Invesco V.I. Equally-Weighted S&P 500 Fund (Series I)	Invesco V.I. Equity and Income Fund (Series I)	Invesco V.I. Growth and Income Fund (Series I)	Invesco V.I. High Yield Fund (Series I)	Putnam VT Mortgage Securities Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$9,907	$1,182	$3,144	$1,102	$50,633
Net realized gain (loss) on security transactions	3,544	530	92	(38)	(2,874)
Net realized gain distributions	52,686	3,095	24,979	—	—
Change in unrealized appreciation (depreciation)	27,449	2,769	(4,757)	963	(30,637)

Net increase (decrease) in net assets resulting from operations	93,586	7,576	23,458	2,027	17,122

Unit transactions:
Purchases	—	—	—	—	—
Net transfers	—	117	—	—	3,704
Surrenders for benefit payments and fees	—	(26,982)	—	—	—
Other transactions	—	—	—	—	—
Death benefits	—	(4,852)	—	—	—
Net loan activity	—	—	—	—	(69)
Cost of insurance and other fees	(11,996)	(1,298)	(3,322)	(300)	(5,394)

Net increase (decrease) in net assets resulting from unit transactions	(11,996)	(33,015)	(3,322)	(300)	(1,759)

Net increase (decrease) in net assets	81,590	(25,439)	20,136	1,727	15,363

Net assets:
Beginning of period	690,277	87,528	187,698	20,106	316,573
End of period	$771,867	$62,089	$207,834	$21,833	$331,936

The accompanying notes are an integral part of these financial statements.
SA-24

Separate Account Five
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2023

	Putnam VT Diversified Income Fund (Class IA)	Putnam VT Large Cap Value Fund (Class IA)	Putnam VT Global Asset Allocation Fund (Class IA)	Putnam VT Focused International Equity Fund (Class IA)	Putnam VT Global Health Care Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$50,486	$283,497	$37,478	$22,446	$2,780
Net realized gain (loss) on security transactions	(69,257)	335,410	(16,572)	(47,695)	24,390
Net realized gain distributions	—	714,341	—	—	40,118
Change in unrealized appreciation (depreciation)	59,640	482,096	307,823	452,136	(34,772)

Net increase (decrease) in net assets resulting from operations	40,869	1,815,344	328,729	426,887	32,516

Unit transactions:
Purchases	—	1,656	—	1,270	—
Net transfers	47,320	(724,483)	134,103	(49,632)	(122,599)
Surrenders for benefit payments and fees	—	(340,272)	(141,499)	(51,732)	(101,394)
Other transactions	—	—	—	—	—
Death benefits	(61,105)	(955,236)	(285,649)	(95,790)	(32,331)
Net loan activity	(2,730)	(18,850)	(134)	(2,720)	(37)
Cost of insurance and other fees	(14,065)	(226,363)	(36,186)	(41,138)	(8,840)

Net increase (decrease) in net assets resulting from unit transactions	(30,580)	(2,263,548)	(329,365)	(239,742)	(265,201)

Net increase (decrease) in net assets	10,289	(448,204)	(636)	187,145	(232,685)

Net assets:
Beginning of period	828,335	12,882,427	2,017,343	2,295,878	643,362
End of period	$838,624	$12,434,223	$2,016,707	$2,483,023	$410,677

The accompanying notes are an integral part of these financial statements.
SA-25

Separate Account Five
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2023

	Putnam VT Large Cap Growth Fund (Class IA)	Putnam VT High Yield Fund (Class IA)	Putnam VT Income Fund (Class IA)	Putnam VT International Equity Fund (Class IA)	Putnam VT Emerging Markets Equity Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$42,353	$76,521	$1,309	$4,072
Net realized gain (loss) on security transactions	157,538	(35,220)	(31,388)	3,014	25,568
Net realized gain distributions	116,479	—	—	—	—
Change in unrealized appreciation (depreciation)	2,929,067	80,913	15,904	77,711	23,108

Net increase (decrease) in net assets resulting from operations	3,203,084	88,046	61,037	82,034	52,748

Unit transactions:
Purchases	759	650	600	—	—
Net transfers	(27,262)	6,270	(10,585)	(10,058)	(97,133)
Surrenders for benefit payments and fees	(191,223)	(4,289)	—	(23,352)	(65,970)
Other transactions	—	—	—	—	—
Death benefits	(449,768)	(33,623)	(35,416)	(10,931)	—
Net loan activity	(14,297)	(7,998)	(8,115)	377	(32)
Cost of insurance and other fees	(160,861)	(13,876)	(22,072)	(9,084)	(8,435)

Net increase (decrease) in net assets resulting from unit transactions	(842,652)	(52,866)	(75,588)	(53,048)	(171,570)

Net increase (decrease) in net assets	2,360,432	35,180	(14,551)	28,986	(118,822)

Net assets:
Beginning of period	7,530,018	750,189	1,299,304	460,956	532,047
End of period	$9,890,450	$785,369	$1,284,753	$489,942	$413,225

The accompanying notes are an integral part of these financial statements.
SA-26

Separate Account Five
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2023

	Putnam VT International Value Fund (Class IA)	Putnam VT Core Equity Fund (Class IA)	Putnam VT Government Money Market Fund (Class IA)	Putnam VT Sustainable Leaders Fund (Class IA)	Putnam VT Research Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$4,848	$7,442	$49,929	$58,439	$4,723
Net realized gain (loss) on security transactions	(2,299)	30,047	—	556,251	118,243
Net realized gain distributions	—	87,089	—	239,241	—
Change in unrealized appreciation (depreciation)	44,878	123,592	—	922,572	(10,692)

Net increase (decrease) in net assets resulting from operations	47,427	248,170	49,929	1,776,503	112,274

Unit transactions:
Purchases	—	—	513	650	—
Net transfers	(538)	141,000	2,248,674	(1,527,661)	8,604
Surrenders for benefit payments and fees	(10,259)	(187,038)	—	(270,706)	(228,130)
Other transactions	—	—	(56)	—	—
Death benefits	(33,518)	(29,480)	(110,359)	(170,767)	—
Net loan activity	(34)	(6,339)	(1,064)	(19,623)	—
Cost of insurance and other fees	(4,776)	(16,901)	(14,869)	(132,283)	(6,962)

Net increase (decrease) in net assets resulting from unit transactions	(49,125)	(98,758)	2,122,839	(2,120,390)	(226,488)

Net increase (decrease) in net assets	(1,698)	149,412	2,172,768	(343,887)	(114,214)

Net assets:
Beginning of period	269,590	924,761	807,596	7,293,500	489,995
End of period	$267,892	$1,074,173	$2,980,364	$6,949,613	$375,781

The accompanying notes are an integral part of these financial statements.
SA-27

Separate Account Five
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2023

	Putnam VT Small Cap Value Fund (Class IA)	Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class I)	Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)	Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)	Morgan Stanley VIF Global Infrastructure Portfolio (Class I)
	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$2,072	$21,142	$3,548	$208	$1,612
Net realized gain (loss) on security transactions	(31,139)	(62,049)	(264)	4	(276)
Net realized gain distributions	56,512	—	—	225	8,890
Change in unrealized appreciation (depreciation)	70,682	53,333	1,439	1,026	(7,404)

Net increase (decrease) in net assets resulting from operations	98,127	12,426	4,723	1,463	2,822

Unit transactions:
Purchases	—	—	—	—	—
Net transfers	(3,058)	(477,320)	—	—	—
Surrenders for benefit payments and fees	(37,611)	(13,512)	—	—	—
Other transactions	—	(6)	—	—	—
Death benefits	(71,667)	—	—	—	—
Net loan activity	148	—	(42)	—	(60)
Cost of insurance and other fees	(8,115)	(4,456)	(724)	(223)	(1,190)

Net increase (decrease) in net assets resulting from unit transactions	(120,303)	(495,294)	(766)	(223)	(1,250)

Net increase (decrease) in net assets	(22,176)	(482,868)	3,957	1,240	1,572

Net assets:
Beginning of period	503,762	482,868	40,464	12,338	62,927
End of period	$481,586	$—	$44,421	$13,578	$64,499

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-28

Separate Account Five
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2023

	Morgan Stanley VIF Growth Portfolio (Class I)	PSF PGIM Government Money Market Portfolio (Class I)	BlackRock S&P 500 Index V.I. Fund (Class I)
	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$18,490	$94,845
Net realized gain (loss) on security transactions	(227,146)	—	174,408
Net realized gain distributions	—	—	282,357
Change in unrealized appreciation (depreciation)	685,015	—	1,174,015

Net increase (decrease) in net assets resulting from operations	457,869	18,490	1,725,625

Unit transactions:
Purchases	—	—	—
Net transfers	(11,838)	477,596	(348,017)
Surrenders for benefit payments and fees	(31,878)	(5,347)	(88,955)
Other transactions	—	—	—
Death benefits	(168,793)	(7,769)	(686,243)
Net loan activity	(173)	(226)	8,938
Cost of insurance and other fees	(17,000)	(7,139)	(111,063)

Net increase (decrease) in net assets resulting from unit transactions	(229,682)	457,115	(1,225,340)

Net increase (decrease) in net assets	228,187	475,605	500,285

Net assets:
Beginning of period	1,042,952	175,303	7,052,744
End of period	$1,271,139	$650,908	$7,553,029

The accompanying notes are an integral part of these financial statements.
SA-29

Separate Account Five
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2022

	Fidelity® VIP Government Money Market Portfolio (Service Class)	Putnam VT George Putnam Balanced Fund (Class IA)	Hartford Balanced HLS Fund (Class IA)	Hartford Capital Appreciation HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$80,840	$12,104	$632,053	$443,035	$93,970
Net realized gain (loss) on security transactions	—	7,577	725,122	(254,054)	109,715
Net realized gain distributions	—	81,604	4,566,203	6,354,552	562,475
Change in unrealized appreciation (depreciation)	—	(303,555)	(11,631,595)	(15,722,722)	(3,138,536)

Net increase (decrease) in net assets resulting from operations	80,840	(202,270)	(5,708,217)	(9,179,189)	(2,372,376)

Unit transactions:
Purchases	1,340	—	125	1,290	—
Net transfers	(1,462,399)	252,110	270,572	326,501	336,589
Surrenders for benefit payments and fees	(121,370)	(227,471)	(416,579)	(1,199,414)	(21,022)
Other transactions	(108)	—	78	45	(87)
Death benefits	(344,460)	(137,355)	(4,985,628)	(5,642,813)	(1,888,384)
Net loan activity	9,922	(9,625)	13,750	21,317	(587)
Cost of insurance and other fees	(27,759)	(17,513)	(565,267)	(751,779)	(144,605)

Net increase (decrease) in net assets resulting from unit transactions	(1,944,834)	(139,854)	(5,682,949)	(7,244,853)	(1,718,096)

Net increase (decrease) in net assets	(1,863,994)	(342,124)	(11,391,166)	(16,424,042)	(4,090,472)

Net assets:
Beginning of period	6,395,200	1,208,993	43,891,043	60,933,171	12,580,592
End of period	$4,531,206	$866,869	$32,499,877	$44,509,129	$8,490,120

The accompanying notes are an integral part of these financial statements.
SA-30

Separate Account Five
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2022

	Hartford Dividend and Growth HLS Fund (Class IA)	Hartford Healthcare HLS Fund (Class IA)	Hartford International Opportunities HLS Fund (Class IA)	Hartford MidCap HLS Fund (Class IA)	Hartford Small Company HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$489,397	$—	$92,102	$115,722	$—
Net realized gain (loss) on security transactions	691,419	(128,571)	181,221	(29,880)	38,274
Net realized gain distributions	3,066,612	583,582	967,063	1,881,071	1,084,377
Change in unrealized appreciation (depreciation)	(7,248,777)	(852,408)	(2,576,067)	(6,048,042)	(3,529,659)

Net increase (decrease) in net assets resulting from operations	(3,001,349)	(397,397)	(1,335,681)	(4,081,129)	(2,407,008)

Unit transactions:
Purchases	125	—	125	583	—
Net transfers	487,025	145,808	2,065	339,568	(134,031)
Surrenders for benefit payments and fees	(1,141,570)	(11,999)	(293,046)	(345,911)	(219,225)
Other transactions	(40)	—	84	(26)	—
Death benefits	(2,705,834)	(741,501)	(724,531)	(1,673,620)	(537,422)
Net loan activity	(8,571)	(570)	36,212	331	(24,680)
Cost of insurance and other fees	(463,372)	(37,031)	(90,102)	(186,392)	(85,651)

Net increase (decrease) in net assets resulting from unit transactions	(3,832,237)	(645,293)	(1,069,193)	(1,865,467)	(1,001,009)

Net increase (decrease) in net assets	(6,833,586)	(1,042,690)	(2,404,874)	(5,946,596)	(3,408,017)

Net assets:
Beginning of period	34,407,911	3,209,547	7,606,392	17,385,108	8,345,587
End of period	$27,574,325	$2,166,857	$5,201,518	$11,438,512	$4,937,570

The accompanying notes are an integral part of these financial statements.
SA-31

Separate Account Five
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2022

	Hartford Stock HLS Fund (Class IA)	Hartford Total Return Bond HLS Fund (Class IA)	Hartford Ultrashort Bond HLS Fund (Class IA)	Invesco V.I. American Value Fund (Series I)	Invesco V.I. Diversified Dividend Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$463,939	$234,686	$11,418	$1,201	$16,888
Net realized gain (loss) on security transactions	1,967,174	(205,726)	(15,555)	3,827	13,279
Net realized gain distributions	2,896,106	93,922	—	29,288	110,797
Change in unrealized appreciation (depreciation)	(7,155,503)	(1,484,669)	(9,674)	(41,483)	(158,997)

Net increase (decrease) in net assets resulting from operations	(1,828,284)	(1,361,787)	(13,811)	(7,167)	(18,033)

Unit transactions:
Purchases	1,165	—	—	—	—
Net transfers	(14,990)	92,721	(148,219)	804	612
Surrenders for benefit payments and fees	(705,649)	(127,503)	(9,700)	—	—
Other transactions	84	(48)	171	—	—
Death benefits	(3,243,513)	(1,416,522)	(766,940)	(33,000)	(24,487)
Net loan activity	38,130	(2,078)	1,935	(66)	(306)
Cost of insurance and other fees	(450,618)	(122,627)	(79,190)	(3,070)	(16,459)

Net increase (decrease) in net assets resulting from unit transactions	(4,375,391)	(1,576,057)	(1,001,943)	(35,332)	(40,640)

Net increase (decrease) in net assets	(6,203,675)	(2,937,844)	(1,015,754)	(42,499)	(58,673)

Net assets:
Beginning of period	34,087,132	10,017,485	5,644,817	199,453	946,032
End of period	$27,883,457	$7,079,641	$4,629,063	$156,954	$887,359

The accompanying notes are an integral part of these financial statements.
SA-32

Separate Account Five
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2022

	Invesco V.I. Equally-Weighted S&P 500 Fund (Series I)	Invesco V.I. Equity and Income Fund (Series I)	Invesco V.I. Growth and Income Fund (Series I)	Invesco V.I. High Yield Fund (Series I)	Putnam VT Mortgage Securities Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$9,174	$1,565	$3,272	$966	$31,044
Net realized gain (loss) on security transactions	338,693	165	7,767	(29)	(3,578)
Net realized gain distributions	48,824	11,949	18,618	—	—
Change in unrealized appreciation (depreciation)	(700,721)	(20,895)	(48,109)	(3,086)	(62,145)

Net increase (decrease) in net assets resulting from operations	(304,030)	(7,216)	(18,452)	(2,149)	(34,679)

Unit transactions:
Purchases	—	—	—	—	—
Net transfers	26,243	—	(3,042)	—	(11)
Surrenders for benefit payments and fees	(202,864)	—	—	—	—
Other transactions	—	—	—	—	—
Death benefits	(921,647)	—	(67,983)	—	(9,766)
Net loan activity	—	—	—	—	(69)
Cost of insurance and other fees	(24,616)	(1,584)	(3,983)	(299)	(5,677)

Net increase (decrease) in net assets resulting from unit transactions	(1,122,884)	(1,584)	(75,008)	(299)	(15,523)

Net increase (decrease) in net assets	(1,426,914)	(8,800)	(93,460)	(2,448)	(50,202)

Net assets:
Beginning of period	2,117,191	96,328	281,158	22,554	366,775
End of period	$690,277	$87,528	$187,698	$20,106	$316,573

The accompanying notes are an integral part of these financial statements.
SA-33

Separate Account Five
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2022

	Putnam VT Diversified Income Fund (Class IA)	Putnam VT Large Cap Value Fund (Class IA)	Putnam VT Global Asset Allocation Fund (Class IA)	Putnam VT Focused International Equity Fund (Class IA)	Putnam VT Global Health Care Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$69,092	$238,050	$42,964	$54,501	$3,948
Net realized gain (loss) on security transactions	(140,225)	375,678	(19,885)	(50,850)	1,553
Net realized gain distributions	20,902	1,191,203	244,563	1,044,012	54,718
Change in unrealized appreciation (depreciation)	32,350	(2,244,514)	(743,248)	(1,611,591)	(91,006)

Net increase (decrease) in net assets resulting from operations	(17,881)	(439,583)	(475,606)	(563,928)	(30,787)

Unit transactions:
Purchases	—	1,250	—	1,250	—
Net transfers	47,675	65,714	(175,862)	(30,979)	—
Surrenders for benefit payments and fees	(66,483)	(154,619)	—	(150,288)	—
Other transactions	—	—	—	—	—
Death benefits	(158,125)	(1,546,090)	(512,302)	(236,656)	—
Net loan activity	(104)	(21,129)	(88)	(500)	(35)
Cost of insurance and other fees	(16,311)	(245,024)	(43,456)	(43,580)	(10,833)

Net increase (decrease) in net assets resulting from unit transactions	(193,348)	(1,899,898)	(731,708)	(460,753)	(10,868)

Net increase (decrease) in net assets	(211,229)	(2,339,481)	(1,207,314)	(1,024,681)	(41,655)

Net assets:
Beginning of period	1,039,564	15,221,908	3,224,657	3,320,559	685,017
End of period	$828,335	$12,882,427	$2,017,343	$2,295,878	$643,362

The accompanying notes are an integral part of these financial statements.
SA-34

Separate Account Five
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2022

	Putnam VT Large Cap Growth Fund (Class IA)	Putnam VT High Yield Fund (Class IA)	Putnam VT Income Fund (Class IA)	Putnam VT International Equity Fund (Class IA)	Putnam VT Emerging Markets Equity Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$50,256	$85,146	$9,551	$—
Net realized gain (loss) on security transactions	415,778	(215,034)	(63,815)	(3,520)	10,183
Net realized gain distributions	1,721,926	1,801	—	57,233	76,065
Change in unrealized appreciation (depreciation)	(5,945,771)	47,804	(238,624)	(156,842)	(320,500)

Net increase (decrease) in net assets resulting from operations	(3,808,067)	(115,173)	(217,293)	(93,578)	(234,252)

Unit transactions:
Purchases	600	650	600	—	—
Net transfers	(86,436)	(17,034)	24,252	1,708	2,624
Surrenders for benefit payments and fees	(330,972)	(123,995)	(31,994)	—	—
Other transactions	—	—	—	—	—
Death benefits	(1,511,134)	(180,791)	(174,274)	(66,751)	(92,026)
Net loan activity	(1,689)	(4,567)	(3,537)	33	(34)
Cost of insurance and other fees	(171,805)	(15,630)	(24,512)	(9,211)	(10,253)

Net increase (decrease) in net assets resulting from unit transactions	(2,101,436)	(341,367)	(209,465)	(74,221)	(99,689)

Net increase (decrease) in net assets	(5,909,503)	(456,540)	(426,758)	(167,799)	(333,941)

Net assets:
Beginning of period	13,439,521	1,206,729	1,726,062	628,755	865,988
End of period	$7,530,018	$750,189	$1,299,304	$460,956	$532,047

The accompanying notes are an integral part of these financial statements.
SA-35

Separate Account Five
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2022

	Putnam VT International Value Fund (Class IA)	Putnam VT Core Equity Fund (Class IA)	Putnam VT Government Money Market Fund (Class IA)	Putnam VT Sustainable Leaders Fund (Class IA)	Putnam VT Research Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$6,608	$16,198	$14,518	$69,797	$4,797
Net realized gain (loss) on security transactions	(6,117)	9,845	—	187,232	30,967
Net realized gain distributions	10,372	261,965	—	1,241,615	42,534
Change in unrealized appreciation (depreciation)	(33,717)	(462,928)	—	(3,867,062)	(198,887)

Net increase (decrease) in net assets resulting from operations	(22,854)	(174,920)	14,518	(2,368,418)	(120,589)

Unit transactions:
Purchases	—	—	—	650	—
Net transfers	(987)	30,410	(91,698)	(3,629)	(1,461)
Surrenders for benefit payments and fees	—	—	(61,608)	(5,967)	—
Other transactions	—	—	(107)	—	—
Death benefits	(50,083)	(74,825)	(126,883)	(727,578)	(91,753)
Net loan activity	(30)	(258)	(1,341)	(2,323)	(1,480)
Cost of insurance and other fees	(4,535)	(16,277)	(12,213)	(144,765)	(8,604)

Net increase (decrease) in net assets resulting from unit transactions	(55,635)	(60,950)	(293,850)	(883,612)	(103,298)

Net increase (decrease) in net assets	(78,489)	(235,870)	(279,332)	(3,252,030)	(223,887)

Net assets:
Beginning of period	348,079	1,160,631	1,086,928	10,545,530	713,882
End of period	$269,590	$924,761	$807,596	$7,293,500	$489,995

The accompanying notes are an integral part of these financial statements.
SA-36

Separate Account Five
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2022

	Putnam VT Small Cap Value Fund (Class IA)	Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class I)	Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)	Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)	Morgan Stanley VIF Global Infrastructure Portfolio (Class I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$2,616	$21,349	$3,304	$57	$2,022
Net realized gain (loss) on security transactions	(5,623)	(155,414)	(824)	1,986	(757)
Net realized gain distributions	80,489	9,532	—	1,384	3,949
Change in unrealized appreciation (depreciation)	(154,549)	(26,939)	(12,379)	(12,516)	(11,115)

Net increase (decrease) in net assets resulting from operations	(77,067)	(151,472)	(9,899)	(9,089)	(5,901)

Unit transactions:
Purchases	—	—	—	—	—
Net transfers	(847)	65,962	(68)	1,011	(77)
Surrenders for benefit payments and fees	—	—	—	—	—
Other transactions	—	—	—	—	—
Death benefits	(82,686)	(27,954)	(1,674)	(16,942)	(4,161)
Net loan activity	191	(106)	(94)	—	(133)
Cost of insurance and other fees	(9,978)	(9,127)	(794)	(343)	(1,321)

Net increase (decrease) in net assets resulting from unit transactions	(93,320)	28,775	(2,630)	(16,274)	(5,692)

Net increase (decrease) in net assets	(170,387)	(122,697)	(12,529)	(25,363)	(11,593)

Net assets:
Beginning of period	674,149	605,565	52,993	37,701	74,520
End of period	$503,762	$482,868	$40,464	$12,338	$62,927

The accompanying notes are an integral part of these financial statements.
SA-37

Separate Account Five
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2022

	Morgan Stanley VIF Growth Portfolio (Class I)	PSF PGIM Government Money Market Portfolio (Class I)	BlackRock S&P 500 Index V.I. Fund (Class I)
	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$2,497	$112,762
Net realized gain (loss) on security transactions	(67,623)	—	120,472
Net realized gain distributions	747,847	—	347,087
Change in unrealized appreciation (depreciation)	(2,327,888)	—	(2,308,718)

Net increase (decrease) in net assets resulting from operations	(1,647,664)	2,497	(1,728,397)

Unit transactions:
Purchases	—	—	—
Net transfers	4,440	(59)	(63,547)
Surrenders for benefit payments and fees	—	—	(48,424)
Other transactions	—	—	—
Death benefits	(51,327)	(27,295)	(719,835)
Net loan activity	(699)	(503)	9
Cost of insurance and other fees	(25,890)	(3,710)	(121,145)

Net increase (decrease) in net assets resulting from unit transactions	(73,476)	(31,567)	(952,942)

Net increase (decrease) in net assets	(1,721,140)	(29,070)	(2,681,339)

Net assets:
Beginning of period	2,764,092	204,373	9,734,083
End of period	$1,042,952	$175,303	$7,052,744

The accompanying notes are an integral part of these financial statements.
SA-38

Separate Account Five
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
1. Organization:

Separate Account Five (the “Account”) is a separate investment account established by Talcott Resolution Life and Annuity Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account. The Sponsor Company is indirectly owned by Talcott Resolution Life, Inc.

On June 30, 2021, the Account's indirect owner, Hopmeadow Holdings GP LLC, completed the sale of the Sponsor Company (the "Sixth Street Acquisition") through the merger of an affiliate of Sixth Street, a global investment firm. Sixth Street obtained 100% control of Talcott Resolution Life, Inc. and its life and annuity operating subsidiaries including the Account. This transaction does not impact the contracts of the Account or the accounting of the Account.

In 2023, the Account was comprised of the following Sub-Accounts:

Fidelity® VIP Government Money Market Portfolio (Service Class)
Putnam VT George Putnam Balanced Fund (Class IA)
Hartford Balanced HLS Fund (Class IA)
Hartford Capital Appreciation HLS Fund (Class IA)
Hartford Disciplined Equity HLS Fund (Class IA)
Hartford Dividend and Growth HLS Fund (Class IA)
Hartford Healthcare HLS Fund (Class IA)
Hartford International Opportunities HLS Fund (Class IA)
Hartford MidCap HLS Fund (Class IA)
Hartford Small Company HLS Fund (Class IA)
Hartford Stock HLS Fund (Class IA)
Hartford Total Return Bond HLS Fund (Class IA)
Hartford Ultrashort Bond HLS Fund (Class IA)
Invesco V.I. American Value Fund (Series I)
Invesco V.I. Diversified Dividend Fund (Series I)
Invesco V.I. Equally-Weighted S&P 500 Fund (Series I)
Invesco V.I. Equity and Income Fund (Series I)
Invesco V.I. Growth and Income Fund (Series I)
Invesco V.I. High Yield Fund (Series I)
Putnam VT Mortgage Securities Fund (Class IA)
Putnam VT Diversified Income Fund (Class IA)
Putnam VT Large Cap Value Fund (Class IA)
Putnam VT Global Asset Allocation Fund (Class IA)
Putnam VT Focused International Equity Fund (Class IA)
Putnam VT Global Health Care Fund (Class IA)
Putnam VT Large Cap Growth Fund (Class IA) (formerly Putnam VT Growth Opportunities Fund (Class IA))
Putnam VT High Yield Fund (Class IA)
Putnam VT Income Fund (Class IA)
Putnam VT International Equity Fund (Class IA)
Putnam VT Emerging Markets Equity Fund (Class IA)

SA-39

Separate Account Five
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
1. Organization (continued):

Putnam VT International Value Fund (Class IA)
Putnam VT Core Equity Fund (Class IA) (formerly Putnam VT Multi-Cap Core Fund (Class IA))
Putnam VT Government Money Market Fund (Class IA)
Putnam VT Sustainable Leaders Fund (Class IA)
Putnam VT Research Fund (Class IA)
Putnam VT Small Cap Value Fund (Class IA)
Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class I) (liquidated July 28, 2023)
Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)
Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)
Morgan Stanley VIF Global Infrastructure Portfolio (Class I)
Morgan Stanley VIF Growth Portfolio (Class I)
PSF PGIM Government Money Market Portfolio (Class I)
BlackRock S&P 500 Index V.I. Fund (Class I)
The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. The Account may invest in one or more share classes of a fund. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a fund is subject to a merger by the fund manager, the Sub-Account invested in the surviving fund acquires the net assets of the Sub-Account associated with the merging fund on the date disclosed. These amounts are recorded at fair value and are reflected in the Statements of Changes in Net Assets as a net transfer and purchases and sales in Note 4. There were no mergers during the period ended December 31, 2023.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.    Significant Accounting Policies:

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The following is a summary of significant accounting policies of the Account, which are in accordance with U.S. GAAP:

a)    Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date depending on the Funds and are reinvested in additional shares of the Funds. Net realized gain distributions are accrued as of the ex-dividend date and are reinvested in additional shares of the Funds. Net realized gain distributions represent those dividends from the Funds, which are characterized as capital gains under tax regulations.

b)    Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c)    Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically

SA-40

Separate Account Five
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
2. Significant Accounting Policies (continued):

the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d)    Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e)    Mortality Risk - The mortality risk is fully borne by the Sponsor Company. In the event of a death, any contractual payments due in excess of the contract owner account value are the obligation of the Sponsor Company. The transfer of the existing contract owner account value is included in ‘Death benefits’ on the accompanying Statements of Changes in Net Assets.

f)    Fair Value Measurements - The Sub-Accounts’ investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2023 closing net asset value as determined by the appropriate fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account can access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2023, the Sub-Accounts invest in mutual funds that are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts.

g)    Accounting for Uncertain Tax Positions - The statute of limitations is closed through the 2019 tax year and the Sponsor Company is not currently under examination for any open years. Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2023.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a)    Cost of Insurance - In accordance with terms of the contracts, the Sponsor Company makes deductions for costs of insurance charges ("COI"), which relate to the death benefit component of the contract. The COI is calculated based on several factors including age, gender, risk class, timing of premium payments, investment performance of the Sub-Account, the death benefit amount, fees and charges assessed and outstanding policy loans. Because a contract’s account value and death benefit may vary from month to month, the cost of insurance charge may also vary. These charges are deducted through the redemption of units from applicable contract owners’ accounts and are included on the accompanying Statements of Changes in Net Assets.

SA-41

Separate Account Five
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
3. Administration of the Account and Related Charges (continued):

b)    Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable life contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 0.90% of the Sub-Account’s average daily net assets. These expenses are deducted through the redemption of units from applicable contract owners’ accounts and are reflected in ‘Cost of insurance and other fees’ on the accompanying Statements of Changes in Net Assets.

c)    Tax Expense Charges - If applicable, the Sponsor Company will make deductions up to a maximum fee of 4.00% of the contract’s average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account’s average daily net assets may be assessed on partial withdrawals or surrenders. These charges are deducted through the redemption of units from applicable contract owners’ accounts and are reflected in ‘Surrenders for benefit payments and fees’ on the accompanying Statements of Changes in Net Assets.

d)    Administrative Charges - The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.40% of the Sub-Account’s average daily net assets. These charges are deducted through the redemption of units from applicable contract owners’ accounts and are reflected in ‘Cost of insurance and other fees’ on the accompanying Statements of Changes in Net Assets.

e)    Annual Maintenance Fees - An annual maintenance fee up to a maximum of $30 may be charged. These fees are deducted through the redemption of units from applicable contract owners’ accounts and are reflected in ‘Cost of insurance and other fees’ on the accompanying Statements of Changes in Net Assets.

f)    Transactions with Related Parties - There are no transactions with related parties during the period ended December 31, 2023.

4.    Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments, excluding distributions received and reinvested, for the period ended December 31, 2023 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
Fidelity® VIP Government Money Market Portfolio (Service Class)	$16,811,781	$17,289,993
Putnam VT George Putnam Balanced Fund (Class IA)	—	135,963
Hartford Balanced HLS Fund (Class IA)	44,930	5,012,524
Hartford Capital Appreciation HLS Fund (Class IA)	135,238	7,214,275
Hartford Disciplined Equity HLS Fund (Class IA)	79,359	1,698,515
Hartford Dividend and Growth HLS Fund (Class IA)	151,720	4,139,398
Hartford Healthcare HLS Fund (Class IA)	442	282,934
Hartford International Opportunities HLS Fund (Class IA)	84,799	482,350
Hartford MidCap HLS Fund (Class IA)	24,631	1,670,533
Hartford Small Company HLS Fund (Class IA)	34,978	534,153
Hartford Stock HLS Fund (Class IA)	69,099	3,215,205
Hartford Total Return Bond HLS Fund (Class IA)	96,222	576,174
Hartford Ultrashort Bond HLS Fund (Class IA)	4,300	774,920
Invesco V.I. American Value Fund (Series I)	—	2,966
Invesco V.I. Diversified Dividend Fund (Series I)	—	87,068
Invesco V.I. Equally-Weighted S&P 500 Fund (Series I)	—	11,997
Invesco V.I. Equity and Income Fund (Series I)	—	33,014
Invesco V.I. Growth and Income Fund (Series I)	—	3,321
Invesco V.I. High Yield Fund (Series I)	—	300

SA-42

Separate Account Five
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
4. Purchases and Sales of Investments (continued):

Sub-Account	Purchases at Cost	Proceeds from Sales
Putnam VT Mortgage Securities Fund (Class IA)	$3,704	$5,463
Putnam VT Diversified Income Fund (Class IA)	91,205	121,785
Putnam VT Large Cap Value Fund (Class IA)	—	2,263,548
Putnam VT Global Asset Allocation Fund (Class IA)	107,592	436,957
Putnam VT Focused International Equity Fund (Class IA)	14,813	254,555
Putnam VT Global Health Care Fund (Class IA)	—	265,202
Putnam VT Large Cap Growth Fund (Class IA)	31,321	873,973
Putnam VT High Yield Fund (Class IA)	6,542	59,408
Putnam VT Income Fund (Class IA)	462	76,050
Putnam VT International Equity Fund (Class IA)	1,035	54,082
Putnam VT Emerging Markets Equity Fund (Class IA)	47,980	219,550
Putnam VT International Value Fund (Class IA)	—	49,125
Putnam VT Core Equity Fund (Class IA)	255,647	354,405
Putnam VT Government Money Market Fund (Class IA)	4,484,493	2,361,654
Putnam VT Sustainable Leaders Fund (Class IA)	107,628	2,228,018
Putnam VT Research Fund (Class IA)	155,516	382,003
Putnam VT Small Cap Value Fund (Class IA)	17,302	137,606
Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class I)	37,077	532,371
Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)	—	765
Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)	—	222
Morgan Stanley VIF Global Infrastructure Portfolio (Class I)	—	1,251
Morgan Stanley VIF Growth Portfolio (Class I)	—	229,682
PSF PGIM Government Money Market Portfolio (Class I)	477,032	19,917
BlackRock S&P 500 Index V.I. Fund (Class I)	26,252	1,251,591

5. Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2023 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Fidelity® VIP Government Money Market Portfolio (Service Class)	1,549,573	1,592,630	(43,057)
Putnam VT George Putnam Balanced Fund (Class IA)	—	3,857	(3,857)
Hartford Balanced HLS Fund (Class IA)	5,222	585,097	(579,875)
Hartford Capital Appreciation HLS Fund (Class IA)	6,799	356,387	(349,588)
Hartford Disciplined Equity HLS Fund (Class IA)	12,068	256,876	(244,808)
Hartford Dividend and Growth HLS Fund (Class IA)	8,693	235,111	(226,418)
Hartford Healthcare HLS Fund (Class IA)	36	23,454	(23,418)
Hartford International Opportunities HLS Fund (Class IA)	16,473	93,237	(76,764)
Hartford MidCap HLS Fund (Class IA)	1,571	98,341	(96,770)
Hartford Small Company HLS Fund (Class IA)	4,157	59,775	(55,618)
Hartford Stock HLS Fund (Class IA)	5,290	239,661	(234,371)
Hartford Total Return Bond HLS Fund (Class IA)	25,156	150,851	(125,695)

SA-43

Separate Account Five
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Hartford Ultrashort Bond HLS Fund (Class IA)	2,316	411,440	(409,124)
Invesco V.I. American Value Fund (Series I)	—	47	(47)
Invesco V.I. Diversified Dividend Fund (Series I)	—	2,931	(2,931)
Invesco V.I. Equally-Weighted S&P 500 Fund (Series I)	—	110	(110)
Invesco V.I. Equity and Income Fund (Series I)	—	1,284	(1,284)
Invesco V.I. Growth and Income Fund (Series I)	—	61	(61)
Invesco V.I. High Yield Fund (Series I)	—	19	(19)
Putnam VT Mortgage Securities Fund (Class IA)	168	248	(80)
Putnam VT Diversified Income Fund (Class IA)	2,447	3,246	(799)
Putnam VT Large Cap Value Fund (Class IA)	—	36,217	(36,217)
Putnam VT Global Asset Allocation Fund (Class IA)	1,549	6,312	(4,763)
Putnam VT Focused International Equity Fund (Class IA)	280	4,681	(4,401)
Putnam VT Global Health Care Fund (Class IA)	—	4,182	(4,182)
Putnam VT Large Cap Growth Fund (Class IA)	1,175	31,493	(30,318)
Putnam VT High Yield Fund (Class IA)	125	1,122	(997)
Putnam VT Income Fund (Class IA)	13	2,052	(2,039)
Putnam VT International Equity Fund (Class IA)	24	1,284	(1,260)
Putnam VT Emerging Markets Equity Fund (Class IA)	1,563	7,373	(5,810)
Putnam VT International Value Fund (Class IA)	—	1,234	(1,234)
Putnam VT Core Equity Fund (Class IA)	5,167	7,220	(2,053)
Putnam VT Government Money Market Fund (Class IA)	2,417,638	1,283,629	1,134,009
Putnam VT Sustainable Leaders Fund (Class IA)	862	17,110	(16,248)
Putnam VT Research Fund (Class IA)	2,295	5,692	(3,397)
Putnam VT Small Cap Value Fund (Class IA)	198	1,669	(1,471)
Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class I)	1,488	21,650	(20,162)
Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)	—	22	(22)
Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)	—	9	(9)
Morgan Stanley VIF Global Infrastructure Portfolio (Class I)	—	77	(77)
Morgan Stanley VIF Growth Portfolio (Class I)	—	6,897	(6,897)
PSF PGIM Government Money Market Portfolio (Class I)	43,873	1,839	42,034
BlackRock S&P 500 Index V.I. Fund (Class I)	1,556	71,009	(69,453)

The changes in units outstanding for the period ended December 31, 2022 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Fidelity® VIP Government Money Market Portfolio (Service Class)	1,783,503	1,967,661	(184,158)
Putnam VT George Putnam Balanced Fund (Class IA)	13,643	18,195	(4,552)
Hartford Balanced HLS Fund (Class IA)	21,697	699,286	(677,589)
Hartford Capital Appreciation HLS Fund (Class IA)	4,851	383,646	(378,795)
Hartford Disciplined Equity HLS Fund (Class IA)	12,493	292,010	(279,517)
Hartford Dividend and Growth HLS Fund (Class IA)	18,568	242,379	(223,811)

SA-44

Separate Account Five
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Hartford Healthcare HLS Fund (Class IA)	1	55,731	(55,730)
Hartford International Opportunities HLS Fund (Class IA)	3,579	210,809	(207,230)
Hartford MidCap HLS Fund (Class IA)	6,502	112,702	(106,200)
Hartford Small Company HLS Fund (Class IA)	807	97,201	(96,394)
Hartford Stock HLS Fund (Class IA)	15,192	349,637	(334,445)
Hartford Total Return Bond HLS Fund (Class IA)	8,459	412,614	(404,155)
Hartford Ultrashort Bond HLS Fund (Class IA)	22,192	571,807	(549,615)
Invesco V.I. American Value Fund (Series I)	—	607	(607)
Invesco V.I. Diversified Dividend Fund (Series I)	—	1,442	(1,442)
Invesco V.I. Equally-Weighted S&P 500 Fund (Series I)	—	11,300	(11,300)
Invesco V.I. Equity and Income Fund (Series I)	—	65	(65)
Invesco V.I. Growth and Income Fund (Series I)	—	1,465	(1,465)
Invesco V.I. High Yield Fund (Series I)	—	19	(19)
Putnam VT Mortgage Securities Fund (Class IA)	—	642	(642)
Putnam VT Diversified Income Fund (Class IA)	1,589	6,693	(5,104)
Putnam VT Large Cap Value Fund (Class IA)	4,537	36,503	(31,966)
Putnam VT Global Asset Allocation Fund (Class IA)	—	10,887	(10,887)
Putnam VT Focused International Equity Fund (Class IA)	936	9,521	(8,585)
Putnam VT Global Health Care Fund (Class IA)	—	176	(176)
Putnam VT Large Cap Growth Fund (Class IA)	7,339	86,138	(78,799)
Putnam VT High Yield Fund (Class IA)	1,132	7,404	(6,272)
Putnam VT Income Fund (Class IA)	1,010	6,267	(5,257)
Putnam VT International Equity Fund (Class IA)	52	2,019	(1,967)
Putnam VT Emerging Markets Equity Fund (Class IA)	—	3,477	(3,477)
Putnam VT International Value Fund (Class IA)	—	1,528	(1,528)
Putnam VT Core Equity Fund (Class IA)	616	1,912	(1,296)
Putnam VT Government Money Market Fund (Class IA)	2,802,037	2,965,135	(163,098)
Putnam VT Sustainable Leaders Fund (Class IA)	616	8,361	(7,745)
Putnam VT Research Fund (Class IA)	54	1,791	(1,737)
Putnam VT Small Cap Value Fund (Class IA)	7	1,076	(1,069)
Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class I)	42,983	44,482	(1,499)
Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)	—	76	(76)
Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)	—	674	(674)
Morgan Stanley VIF Global Infrastructure Portfolio (Class I)	—	350	(350)
Morgan Stanley VIF Growth Portfolio (Class I)	—	2,233	(2,233)
PSF PGIM Government Money Market Portfolio (Class I)	—	3,011	(3,011)
BlackRock S&P 500 Index V.I. Fund (Class I)	1,031	59,963	(58,932)

6.    Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios for each of the periods presented for each Sub-Account that had outstanding units as of and for the period ended December 31, 2023. The ranges presented are calculated using the results of only the contracts with

SA-45

Separate Account Five
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

the highest and lowest expense ratios. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios. Investment income and total return ratios are calculated for the period the Sub-Account is active, while the expense ratio is annualized.

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Fidelity® VIP Government Money Market Portfolio (Service Class)
2023	384,671	$11.10	to	$11.10	$4,270,344	—%	to	—%	4.69%	to	4.69%	4.79%	to	4.79%
2022	427,728	10.59	to	10.59	4,531,206	—	to	—	1.49	to	1.49	1.36	to	1.36
2021	611,886	10.45	to	10.45	6,395,200	—	to	—	0.01	to	0.01	0.01	to	0.01
2020	551,403	10.45	to	10.45	5,762,761	—	to	—	0.25	to	0.25	0.28	to	0.28
2019	488,700	10.42	to	10.42	5,093,292	—	to	—	1.83	to	1.83	1.92	to	1.92

Putnam VT George Putnam Balanced Fund (Class IA)
2023	22,295	39.86	to	39.86	888,790	—	to	—	1.47	to	1.47	20.26	to	20.26
2022	26,152	33.15	to	33.15	866,869	—	to	—	1.17	to	1.17	(15.82)	to	(15.82)
2021	30,704	39.38	to	39.38	1,208,993	—	to	—	1.03	to	1.03	14.28	to	14.28
2020	30,679	34.45	to	34.45	1,057,027	—	to	—	1.37	to	1.37	15.61	to	15.61
2019	32,740	29.80	to	29.80	975,716	—	to	—	1.61	to	1.61	24.35	to	24.35

Hartford Balanced HLS Fund (Class IA)
2023	3,424,812	9.31	to	9.31	31,901,539	—	to	—	1.82	to	1.82	14.78	to	14.78
2022	4,004,687	8.12	to	8.12	32,499,877	—	to	—	1.73	to	1.73	(13.42)	to	(13.42)
2021	4,682,276	9.37	to	9.37	43,891,043	—	to	—	0.98	to	0.98	19.64	to	19.64
2020	5,490,074	7.83	to	7.83	43,013,903	—	to	—	1.66	to	1.66	11.62	to	11.62
2019	6,332,820	7.02	to	7.02	44,452,784	—	to	—	1.84	to	1.84	22.80	to	22.80

Hartford Capital Appreciation HLS Fund (Class IA)
2023	2,024,256	22.50	to	22.50	45,545,200	—	to	—	0.84	to	0.84	20.00	to	20.00
2022	2,373,844	18.75	to	18.75	44,509,129	—	to	—	0.90	to	0.90	(15.30)	to	(15.30)
2021	2,752,639	22.14	to	22.14	60,933,171	—	to	—	0.46	to	0.46	14.76	to	14.76
2020	3,194,091	19.29	to	19.29	61,610,503	—	to	—	0.93	to	0.93	21.91	to	21.91
2019	3,831,411	15.82	to	15.82	60,619,052	—	to	—	1.18	to	1.18	31.28	to	31.28

Hartford Disciplined Equity HLS Fund (Class IA)
2023	1,146,757	7.40	to	7.40	8,482,913	—	to	—	0.79	to	0.79	21.24	to	21.24
2022	1,391,565	6.10	to	6.10	8,490,120	—	to	—	0.94	to	0.94	(18.96)	to	(18.96)
2021	1,671,082	7.53	to	7.53	12,580,592	—	to	—	0.54	to	0.54	25.52	to	25.52
2020	1,960,578	6.00	to	6.00	11,759,450	—	to	—	0.57	to	0.57	18.04	to	18.04
2019	854,051	5.08	to	5.08	4,339,638	—	to	—	0.90	to	0.90	34.12	to	34.12

Hartford Dividend and Growth HLS Fund (Class IA)
2023	1,415,123	19.18	to	19.18	27,140,694	—	to	—	1.51	to	1.51	14.18	to	14.18
2022	1,641,541	16.80	to	16.80	27,574,325	—	to	—	1.64	to	1.64	(8.93)	to	(8.93)
2021	1,865,352	18.45	to	18.45	34,407,911	—	to	—	1.25	to	1.25	32.00	to	32.00
2020	2,219,082	13.97	to	13.97	31,010,478	—	to	—	1.83	to	1.83	7.77	to	7.77
2019	2,697,468	12.97	to	12.97	34,978,200	—	to	—	1.90	to	1.90	28.60	to	28.60

Hartford Healthcare HLS Fund (Class IA)
2023	153,636	12.74	to	12.74	1,957,471	—	to	—	0.48	to	0.48	4.11	to	4.11
2022	177,054	12.24	to	12.24	2,166,857	—	to	—	—	to	—	(11.24)	to	(11.24)
2021	232,784	13.79	to	13.79	3,209,547	—	to	—	0.22	to	0.22	10.01	to	10.01
2020	292,313	12.53	to	12.53	3,663,471	—	to	—	0.49	to	0.49	23.10	to	23.10
2019	303,454	10.18	to	10.18	3,089,445	—	to	—	—	to	—	33.95	to	33.95

Hartford International Opportunities HLS Fund (Class IA)
2023	975,049	5.52	to	5.52	5,386,843	—	to	—	1.18	to	1.18	11.72	to	11.72
2022	1,051,813	4.95	to	4.95	5,201,518	—	to	—	1.60	to	1.60	(18.14)	to	(18.14)
2021	1,259,043	6.04	to	6.04	7,606,392	—	to	—	1.01	to	1.01	7.82	to	7.82
2020	1,454,452	5.60	to	5.60	8,149,864	—	to	—	1.92	to	1.92	20.45	to	20.45
2019	1,662,139	4.65	to	4.65	7,732,471	—	to	—	1.85	to	1.85	26.43	to	26.43

SA-46

Separate Account Five
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Hartford MidCap HLS Fund (Class IA)
2023	608,807	$18.62	to	$18.62	$11,337,749	—%	to	—%	0.04%	to	0.04%	14.87%	to	14.87%
2022	705,577	16.21	to	16.21	11,438,512	—	to	—	0.89	to	0.89	(24.30)	to	(24.30)
2021	811,777	21.42	to	21.42	17,385,108	—	to	—	—	to	—	9.91	to	9.91
2020	943,136	19.49	to	19.49	18,377,476	—	to	—	0.05	to	0.05	25.10	to	25.10
2019	1,067,379	15.58	to	15.58	16,624,769	—	to	—	0.17	to	0.17	32.87	to	32.87

Hartford Small Company HLS Fund (Class IA)
2023	520,438	10.01	to	10.01	5,207,588	—	to	—	—	to	—	16.74	to	16.74
2022	576,056	8.57	to	8.57	4,937,570	—	to	—	—	to	—	(30.94)	to	(30.94)
2021	672,450	12.41	to	12.41	8,345,587	—	to	—	—	to	—	1.56	to	1.56
2020	794,840	12.22	to	12.22	9,712,929	—	to	—	—	to	—	55.52	to	55.52
2019	877,751	7.86	to	7.86	6,897,099	—	to	—	—	to	—	37.00	to	37.00

Hartford Stock HLS Fund (Class IA)
2023	1,859,975	14.34	to	14.34	26,673,982	—	to	—	1.29	to	1.29	7.72	to	7.72
2022	2,094,346	13.31	to	13.31	27,883,457	—	to	—	1.56	to	1.56	(5.14)	to	(5.14)
2021	2,428,791	14.03	to	14.03	34,087,132	—	to	—	1.18	to	1.18	24.98	to	24.98
2020	2,859,276	11.23	to	11.23	32,108,417	—	to	—	1.63	to	1.63	12.08	to	12.08
2019	3,283,338	10.02	to	10.02	32,897,598	—	to	—	1.60	to	1.60	31.22	to	31.22

Hartford Total Return Bond HLS Fund (Class IA)
2023	1,764,129	4.01	to	4.01	7,069,339	—	to	—	3.42	to	3.42	6.97	to	6.97
2022	1,889,824	3.75	to	3.75	7,079,641	—	to	—	2.90	to	2.90	(14.21)	to	(14.21)
2021	2,293,979	4.37	to	4.37	10,017,485	—	to	—	2.40	to	2.40	(0.95)	to	(0.95)
2020	2,506,744	4.41	to	4.41	11,051,181	—	to	—	3.61	to	3.61	9.03	to	9.03
2019	2,023,001	4.04	to	4.04	8,180,206	—	to	—	3.86	to	3.86	10.65	to	10.65

Hartford Ultrashort Bond HLS Fund (Class IA)
2023	2,119,451	1.93	to	1.93	4,081,151	—	to	—	1.28	to	1.28	5.18	to	5.18
2022	2,528,575	1.83	to	1.83	4,629,063	—	to	—	0.22	to	0.22	(0.17)	to	(0.17)
2021	3,078,190	1.83	to	1.83	5,644,817	—	to	—	0.76	to	0.76	(0.19)	to	(0.19)
2020	3,145,234	1.84	to	1.84	5,778,519	—	to	—	2.15	to	2.15	1.44	to	1.44
2019	2,261,022	1.81	to	1.81	4,094,960	—	to	—	1.91	to	1.91	2.81	to	2.81

Invesco V.I. American Value Fund (Series I)
2023	2,507	71.04	to	71.04	178,091	—	to	—	0.65	to	0.65	15.60	to	15.60
2022	2,554	61.45	to	61.45	156,954	—	to	—	0.72	to	0.72	(2.61)	to	(2.61)
2021	3,161	63.10	to	63.10	199,453	—	to	—	0.45	to	0.45	27.95	to	27.95
2020	3,220	49.32	to	49.32	158,790	—	to	—	0.69	to	0.69	1.12	to	1.12
2019	5,317	48.77	to	48.77	259,297	—	to	—	0.71	to	0.71	25.03	to	25.03

Invesco V.I. Diversified Dividend Fund (Series I)
2023	26,984	32.35	to	32.35	872,804	—	to	—	1.97	to	1.97	9.04	to	9.04
2022	29,915	29.66	to	29.66	887,359	—	to	—	1.87	to	1.87	(1.68)	to	(1.68)
2021	31,357	30.17	to	30.17	946,032	—	to	—	2.15	to	2.15	18.89	to	18.89
2020	32,545	25.38	to	25.38	825,825	—	to	—	3.01	to	3.01	0.14	to	0.14
2019	35,915	25.34	to	25.34	910,069	—	to	—	2.75	to	2.75	25.09	to	25.09

Invesco V.I. Equally-Weighted S&P 500 Fund (Series I)
2023	6,517	118.44	to	118.44	771,867	—	to	—	1.39	to	1.39	13.71	to	13.71
2022	6,627	104.16	to	104.16	690,277	—	to	—	0.65	to	0.65	(11.81)	to	(11.81)
2021	17,927	118.10	to	118.10	2,117,191	—	to	—	1.19	to	1.19	29.17	to	29.17
2020	18,249	91.43	to	91.43	1,668,463	—	to	—	1.47	to	1.47	12.74	to	12.74
2019	19,028	81.09	to	81.09	1,542,991	—	to	—	1.64	to	1.64	28.79	to	28.79

SA-47

Separate Account Five
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco V.I. Equity and Income Fund (Series I)
2023	2,300	$27.00	to	$27.00	$62,089	—%	to	—%	1.59%	to	1.59%	10.56%	to	10.56%
2022	3,584	24.42	to	24.42	87,528	—	to	—	1.75	to	1.75	(7.51)	to	(7.51)
2021	3,649	26.40	to	26.40	96,328	—	to	—	1.87	to	1.87	18.65	to	18.65
2020	3,711	22.25	to	22.25	82,584	—	to	—	2.52	to	2.52	9.95	to	9.95
2019	3,777	20.24	to	20.24	76,443	—	to	—	2.59	to	2.59	20.36	to	20.36

Invesco V.I. Growth and Income Fund (Series I)
2023	3,495	59.46	to	59.46	207,834	—	to	—	1.64	to	1.64	12.66	to	12.66
2022	3,556	52.78	to	52.78	187,698	—	to	—	1.35	to	1.35	(5.75)	to	(5.75)
2021	5,021	56.00	to	56.00	281,158	—	to	—	1.57	to	1.57	28.51	to	28.51
2020	5,105	43.58	to	43.58	222,479	—	to	—	1.60	to	1.60	2.09	to	2.09
2019	10,399	42.68	to	42.68	443,857	—	to	—	1.86	to	1.86	25.19	to	25.19

Invesco V.I. High Yield Fund (Series I)
2023	1,289	16.94	to	16.94	21,833	—	to	—	5.31	to	5.31	10.17	to	10.17
2022	1,308	15.37	to	15.37	20,106	—	to	—	4.68	to	4.68	(9.55)	to	(9.55)
2021	1,327	17.00	to	17.00	22,554	—	to	—	4.77	to	4.77	4.38	to	4.38
2020	1,346	16.28	to	16.28	21,922	—	to	—	5.15	to	5.15	3.32	to	3.32
2019	2,266	15.76	to	15.76	35,714	—	to	—	5.89	to	5.89	13.51	to	13.51

Putnam VT Mortgage Securities Fund (Class IA)
2023	14,278	23.25	to	23.25	331,936	—	to	—	15.92	to	15.92	5.44	to	5.44
2022	14,358	22.05	to	22.05	316,573	—	to	—	9.27	to	9.27	(9.82)	to	(9.82)
2021	15,000	24.45	to	24.45	366,775	—	to	—	—	to	—	(3.43)	to	(3.43)
2020	16,952	25.32	to	25.32	429,204	—	to	—	10.56	to	10.56	(1.28)	to	(1.28)
2019	36,293	25.65	to	25.65	930,798	—	to	—	2.46	to	2.46	13.36	to	13.36

Putnam VT Diversified Income Fund (Class IA)
2023	21,479	39.04	to	39.04	838,624	—	to	—	6.30	to	6.30	5.01	to	5.01
2022	22,278	37.18	to	37.18	828,335	—	to	—	7.32	to	7.32	(2.06)	to	(2.06)
2021	27,382	37.97	to	37.97	1,039,564	—	to	—	0.93	to	0.93	(6.73)	to	(6.73)
2020	28,529	40.70	to	40.70	1,161,283	—	to	—	8.00	to	8.00	(0.76)	to	(0.76)
2019	33,913	41.02	to	41.02	1,390,936	—	to	—	3.71	to	3.71	11.56	to	11.56

Putnam VT Large Cap Value Fund (Class IA)
2023	180,183	69.01	to	69.01	12,434,223	—	to	—	2.26	to	2.26	15.92	to	15.92
2022	216,400	59.53	to	59.53	12,882,427	—	to	—	1.75	to	1.75	(2.87)	to	(2.87)
2021	248,366	61.29	to	61.29	15,221,908	—	to	—	1.39	to	1.39	27.62	to	27.62
2020	275,674	48.02	to	48.02	13,239,176	—	to	—	1.97	to	1.97	6.06	to	6.06
2019	304,019	45.28	to	45.28	13,766,619	—	to	—	2.27	to	2.27	30.73	to	30.73

Putnam VT Global Asset Allocation Fund (Class IA)
2023	26,735	75.43	to	75.43	2,016,707	—	to	—	1.85	to	1.85	17.78	to	17.78
2022	31,498	64.05	to	64.05	2,017,343	—	to	—	1.72	to	1.72	(15.82)	to	(15.82)
2021	42,385	76.08	to	76.08	3,224,657	—	to	—	0.94	to	0.94	14.25	to	14.25
2020	50,053	66.59	to	66.59	3,333,075	—	to	—	2.12	to	2.12	12.58	to	12.58
2019	53,398	59.15	to	59.15	3,158,376	—	to	—	1.76	to	1.76	17.42	to	17.42

Putnam VT Focused International Equity Fund (Class IA)
2023	41,733	59.50	to	59.50	2,483,023	—	to	—	0.93	to	0.93	19.56	to	19.56
2022	46,134	49.77	to	49.77	2,295,878	—	to	—	2.13	to	2.13	(17.99)	to	(17.99)
2021	54,719	60.68	to	60.68	3,320,559	—	to	—	0.99	to	0.99	12.84	to	12.84
2020	62,774	53.78	to	53.78	3,375,865	—	to	—	0.39	to	0.39	10.32	to	10.32
2019	68,399	48.75	to	48.75	3,334,386	—	to	—	0.00 (1)	to	0.00 (1)	26.92	to	26.92

SA-48

Separate Account Five
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Putnam VT Global Health Care Fund (Class IA)
2023	5,861	$70.07	to	$70.07	$410,677	—%	to	—%	0.55%	to	0.55%	9.39%	to	9.39%
2022	10,043	64.06	to	64.06	643,362	—	to	—	0.63	to	0.63	(4.44)	to	(4.44)
2021	10,219	67.03	to	67.03	685,017	—	to	—	1.22	to	1.22	19.77	to	19.77
2020	9,928	55.97	to	55.97	555,654	—	to	—	0.69	to	0.69	16.47	to	16.47
2019	10,102	48.05	to	48.05	485,429	—	to	—	0.24	to	0.24	30.58	to	30.58

Putnam VT Large Cap Growth Fund (Class IA)
2023	294,133	33.63	to	33.63	9,890,450	—	to	—	—	to	—	44.89	to	44.89
2022	324,451	23.21	to	23.21	7,530,018	—	to	—	—	to	—	(30.36)	to	(30.36)
2021	403,250	33.33	to	33.33	13,439,521	—	to	—	—	to	—	23.00	to	23.00
2020	459,067	27.10	to	27.10	12,438,742	—	to	—	0.24	to	0.24	39.09	to	39.09
2019	496,129	19.48	to	19.48	9,665,180	—	to	—	0.36	to	0.36	37.11	to	37.11

Putnam VT High Yield Fund (Class IA)
2023	13,737	57.17	to	57.17	785,369	—	to	—	5.60	to	5.60	12.29	to	12.29
2022	14,734	50.91	to	50.91	750,189	—	to	—	5.76	to	5.76	(11.37)	to	(11.37)
2021	21,006	57.45	to	57.45	1,206,729	—	to	—	4.91	to	4.91	5.20	to	5.20
2020	22,358	54.61	to	54.61	1,220,948	—	to	—	5.84	to	5.84	5.50	to	5.50
2019	25,396	51.76	to	51.76	1,314,512	—	to	—	6.13	to	6.13	14.55	to	14.55

Putnam VT Income Fund (Class IA)
2023	33,167	38.74	to	38.74	1,284,753	—	to	—	6.00	to	6.00	4.96	to	4.96
2022	35,206	36.91	to	36.91	1,299,304	—	to	—	5.95	to	5.95	(13.48)	to	(13.48)
2021	40,463	42.66	to	42.66	1,726,062	—	to	—	1.70	to	1.70	(4.44)	to	(4.44)
2020	42,937	44.64	to	44.64	1,916,643	—	to	—	4.99	to	4.99	6.01	to	6.01
2019	48,875	42.11	to	42.11	2,057,978	—	to	—	3.40	to	3.40	12.25	to	12.25

Putnam VT International Equity Fund (Class IA)
2023	10,656	45.98	to	45.98	489,942	—	to	—	0.27	to	0.27	18.86	to	18.86
2022	11,916	38.69	to	38.69	460,956	—	to	—	1.92	to	1.92	(14.58)	to	(14.58)
2021	13,883	45.29	to	45.29	628,755	—	to	—	1.37	to	1.37	9.09	to	9.09
2020	14,828	41.52	to	41.52	615,592	—	to	—	1.86	to	1.86	12.35	to	12.35
2019	16,546	36.95	to	36.95	611,392	—	to	—	1.63	to	1.63	25.55	to	25.55

Putnam VT Emerging Markets Equity Fund (Class IA)
2023	13,182	31.35	to	31.35	413,225	—	to	—	0.77	to	0.77	11.90	to	11.90
2022	18,992	28.01	to	28.01	532,047	—	to	—	—	to	—	(27.32)	to	(27.32)
2021	22,469	38.54	to	38.54	865,988	—	to	—	0.70	to	0.70	(3.94)	to	(3.94)
2020	23,988	40.12	to	40.12	962,509	—	to	—	0.28	to	0.28	28.25	to	28.25
2019	27,923	31.29	to	31.29	873,587	—	to	—	—	to	—	25.21	to	25.21

Putnam VT International Value Fund (Class IA)
2023	6,226	43.03	to	43.03	267,892	—	to	—	1.70	to	1.70	19.08	to	19.08
2022	7,460	36.14	to	36.14	269,590	—	to	—	2.32	to	2.32	(6.70)	to	(6.70)
2021	8,988	38.73	to	38.73	348,079	—	to	—	2.19	to	2.19	15.28	to	15.28
2020	9,688	33.60	to	33.60	325,473	—	to	—	2.74	to	2.74	4.23	to	4.23
2019	10,571	32.23	to	32.23	340,722	—	to	—	2.91	to	2.91	20.44	to	20.44

Putnam VT Core Equity Fund (Class IA)
2023	19,547	54.95	to	54.95	1,074,173	—	to	—	0.75	to	0.75	28.36	to	28.36
2022	21,600	42.81	to	42.81	924,761	—	to	—	1.64	to	1.64	(15.54)	to	(15.54)
2021	22,896	50.69	to	50.69	1,160,631	—	to	—	0.84	to	0.84	31.32	to	31.32
2020	24,129	38.60	to	38.60	931,412	—	to	—	1.21	to	1.21	17.64	to	17.64
2019	30,436	32.81	to	32.81	998,728	—	to	—	1.36	to	1.36	32.00	to	32.00

SA-49

Separate Account Five
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Putnam VT Government Money Market Fund (Class IA)
2023	1,583,110	$1.88	to	$1.88	$2,980,364	—%	to	—%	4.63%	to	4.63%	4.69%	to	4.69%
2022	449,101	1.80	to	1.80	807,596	—	to	—	1.23	to	1.23	1.28	to	1.28
2021	612,199	1.78	to	1.78	1,086,928	—	to	—	0.01	to	0.01	0.00(1)	to	0.00(1)
2020	917,634	1.78	to	1.78	1,629,213	—	to	—	0.25	to	0.25	0.24	to	0.24
2019	777,532	1.77	to	1.77	1,377,220	—	to	—	1.76	to	1.76	1.81	to	1.81

Putnam VT Sustainable Leaders Fund (Class IA)
2023	49,731	139.74	to	139.74	6,949,613	—	to	—	0.75	to	0.75	26.42	to	26.42
2022	65,979	110.54	to	110.54	7,293,500	—	to	—	0.84	to	0.84	(22.72)	to	(22.72)
2021	73,724	143.04	to	143.04	10,545,530	—	to	—	0.34	to	0.34	23.84	to	23.84
2020	79,998	115.51	to	115.51	9,240,289	—	to	—	0.63	to	0.63	29.06	to	29.06
2019	89,162	89.50	to	89.50	7,979,558	—	to	—	0.68	to	0.68	36.72	to	36.72

Putnam VT Research Fund (Class IA)
2023	4,960	75.76	to	75.76	375,781	—	to	—	1.04	to	1.04	29.21	to	29.21
2022	8,357	58.63	to	58.63	489,995	—	to	—	0.82	to	0.82	(17.10)	to	(17.10)
2021	10,094	70.72	to	70.72	713,882	—	to	—	0.29	to	0.29	24.45	to	24.45
2020	10,947	56.83	to	56.83	622,139	—	to	—	0.86	to	0.86	20.23	to	20.23
2019	13,063	47.27	to	47.27	617,501	—	to	—	1.39	to	1.39	33.59	to	33.59

Putnam VT Small Cap Value Fund (Class IA)
2023	4,930	97.69	to	97.69	481,586	—	to	—	0.45	to	0.45	24.13	to	24.13
2022	6,401	78.69	to	78.69	503,762	—	to	—	0.46	to	0.46	(12.80)	to	(12.80)
2021	7,470	90.25	to	90.25	674,149	—	to	—	0.90	to	0.90	40.23	to	40.23
2020	8,031	64.36	to	64.36	516,865	—	to	—	1.40	to	1.40	4.23	to	4.23
2019	10,458	61.75	to	61.75	645,753	—	to	—	0.93	to	0.93	24.53	to	24.53

Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class I) (liquidated July 28, 2023)
2023	—	24.58	to	24.58	—	—	to	—	4.23	to	4.23	2.65	to	2.65
2022	20,162	23.95	to	23.95	482,868	—	to	—	2.67	to	2.67	(14.33)	to	(14.33)
2021	21,661	27.96	to	27.96	605,565	—	to	—	3.93	to	3.93	(0.32)	to	(0.32)
2020	22,041	28.05	to	28.05	618,187	—	to	—	2.80	to	2.80	7.80	to	7.80
2019	24,764	26.02	to	26.02	644,304	—	to	—	3.80	to	3.80	10.88	to	10.88

Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)
2023	1,174	37.85	to	37.85	44,421	—	to	—	8.60	to	8.60	11.84	to	11.84
2022	1,196	33.84	to	33.84	40,464	—	to	—	7.53	to	7.53	(18.74)	to	(18.74)
2021	1,272	41.65	to	41.65	52,993	—	to	—	5.11	to	5.11	(2.02)	to	(2.02)
2020	1,297	42.51	to	42.51	55,149	—	to	—	4.53	to	4.53	5.55	to	5.55
2019	1,311	40.28	to	40.28	52,802	—	to	—	5.32	to	5.32	14.25	to	14.25

Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)
2023	514	26.43	to	26.43	13,578	—	to	—	1.62	to	1.62	11.97	to	11.97
2022	523	23.60	to	23.60	12,338	—	to	—	0.29	to	0.29	(25.08)	to	(25.08)
2021	1,197	31.50	to	31.50	37,701	—	to	—	0.83	to	0.83	2.99	to	2.99
2020	1,218	30.59	to	30.59	37,271	—	to	—	1.38	to	1.38	14.44	to	14.44
2019	1,241	26.73	to	26.73	33,161	—	to	—	1.07	to	1.07	19.59	to	19.59

Morgan Stanley VIF Global Infrastructure Portfolio (Class I)
2023	3,840	16.80	to	16.80	64,499	—	to	—	2.55	to	2.55	4.55	to	4.55
2022	3,917	16.07	to	16.07	62,927	—	to	—	2.91	to	2.91	(8.02)	to	(8.02)
2021	4,267	17.47	to	17.47	74,520	—	to	—	2.73	to	2.73	14.26	to	14.26
2020	5,562	15.29	to	15.29	85,011	—	to	—	1.69	to	1.69	(1.15)	to	(1.15)
2019	5,635	15.46	to	15.46	87,140	—	to	—	2.73	to	2.73	28.30	to	28.30

SA-50

Separate Account Five
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Morgan Stanley VIF Growth Portfolio (Class I)
2023	31,385	$40.50	to	$40.50	$1,271,139	—%	to	—%	—%	to	—%	48.66%	to	48.66%
2022	38,282	27.24	to	27.24	1,042,952	—	to	—	—	to	—	(60.07)	to	(60.07)
2021	40,515	68.22	to	68.22	2,764,092	—	to	—	—	to	—	0.10	to	0.10
2020	42,949	68.15	to	68.15	2,927,111	—	to	—	—	to	—	117.31	to	117.31
2019	46,020	31.36	to	31.36	1,443,296	—	to	—	—	to	—	31.81	to	31.81

PSF PGIM Government Money Market Portfolio (Class I)
2023	58,582	11.11	to	11.11	650,908	—	to	—	4.90	to	4.90	4.88	to	4.88
2022	16,548	10.59	to	10.59	175,303	—	to	—	1.32	to	1.32	1.39	to	1.39
2021	19,559	10.45	to	10.45	204,373	—	to	—	0.04	to	0.04	0.04	to	0.04
2020	20,396	10.44	to	10.44	213,027	—	to	—	0.26	to	0.26	0.30	to	0.30
2019	22,729	10.41	to	10.41	236,681	—	to	—	1.91	to	1.91	1.92	to	1.92

BlackRock S&P 500 Index V.I. Fund (Class I)
2023	388,874	19.42	to	19.42	7,553,029	—	to	—	1.27	to	1.27	26.22	to	26.22
2022	458,327	15.39	to	15.39	7,052,744	—	to	—	1.42	to	1.42	(18.23)	to	(18.23)
2021	517,259	18.82	to	18.82	9,734,083	—	to	—	1.29	to	1.29	28.53	to	28.53
2020	571,547	14.64	to	14.64	8,367,943	—	to	—	1.67	to	1.67	18.24	to	18.24
2019	713,085	12.38	to	12.38	8,829,658	—	to	—	2.00	to	2.00	31.34	to	31.34

*
These represent the annualized contract expenses of the Sub-Account for the period indicated and include only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.

**
These represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Funds, net of management fees assessed by the Funds’ manager, divided by the average net assets. These ratios exclude those expenses, if any, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Funds in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

***
These represent the total return for the period indicated and reflect a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

#	Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.
(1)	Amount is less than 0.01%.

7.    Subsequent Events:

Management has evaluated events subsequent to December 31, 2023 and through April 22, 2024, the date the financial statements were available to be issued, noting there are no subsequent events requiring adjustment or disclosure in the financial statements.

SA-51

Deloitte & Touche LLP City Place I, 33rd Floor 185 Asylum Street Hartford, CT 06103-3402 USA Tel: +1 860 725 3000 Fax: +1 860 725 3500 www.deloitte.com INDEPENDENT AUDITOR'S REPORT To the Board of Directors of Talcott Resolution Life and Annuity Insurance Company Opinions We have audited the statutory-basis financial statements of Talcott Resolution Life and Annuity Insurance Company (the “Company”), which comprise the statutory-basis statements of admitted assets, liabilities, and capital and surplus as of December 31, 2023 and 2022, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2023, and the related notes to the statutory-basis financial statements (collectively referred to as the “statutory-basis financial statements”). Unmodified Opinion on Statutory-Basis of Accounting In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flows for each of the years in the period ended December 31, 2023, in accordance with the accounting practices prescribed or permitted by the State of Connecticut Department of Insurance described in Note 2. Adverse Opinion on Accounting Principles Generally Accepted in the United States of America In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for the years then ended. Basis for Opinions We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory- Basis Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions. Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the State of Connecticut Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the State of Connecticut Department of Insurance. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Statutory-Basis Financial Statements Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the State of Connecticut Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error. In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued. Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements. In performing an audit in accordance with GAAS, we: • Exercise professional judgment and maintain professional skepticism throughout the audit. • Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements. • Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed. • Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements. • • Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time. We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit. April 23, 2024

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS (STATUTORY-BASIS) Admitted assets As of December 31, 2023 2022 Bonds $ 3,900,300,751 $ 4,138,348,506 Common and preferred stocks 17,140,552 41,343,111 Mortgage loans on real estate 791,529,037 994,929,174 Contract loans 86,752,510 88,064,702 Cash, cash equivalents and short-term investments 497,261,087 308,374,219 Derivatives 98,129,305 324,672,074 Other invested assets 703,703,713 741,703,744 Total cash and invested assets 6,094,816,955 6,637,435,530 Investment income due and accrued 45,609,260 50,857,847 Amounts recoverable for reinsurance 85,525,728 61,453,139 Federal income tax recoverable 2,036,674 6,228,345 Net deferred tax asset 55,790,000 50,724,082 Other assets 35,090,464 43,578,817 Separate Account assets 23,305,545,372 22,177,651,722 Total admitted assets $ 29,624,414,453 $ 29,027,929,482 Liabilities Aggregate reserves for future benefits $ 4,438,635,186 $ 4,665,137,323 Liability for deposit-type contracts 156,535,550 169,982,853 Policy and contract claim liabilities 23,873,312 18,096,785 Asset valuation reserve 138,843,958 150,405,868 Interest maintenance reserve 40,472,783 44,552,487 Payables to parent, subsidiaries and affiliates 15,010,012 — Accrued expense allowances and amounts due from Separate Accounts (32,724,256) (29,215,545) Derivatives 30,077,135 82,797,458 Collateral on derivatives 1,217,000 67,775,933 Payable for repurchase agreements 99,275,837 117,625,113 Payable for securities 239,844,743 382,568,267 Other liabilities 280,868,262 286,032,802 Separate Account liabilities 23,305,545,372 22,177,651,722 Total liabilities $ 28,737,474,894 $ 28,079,300,311 Capital and surplus Common stock - par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding 2,500,000 2,500,000 Aggregate write-ins for other than special surplus funds 135,822,092 152,270,975 Gross paid-in and contributed surplus 85,431,561 85,431,561 Unassigned surplus 663,185,906 708,426,635 Total capital and surplus 886,939,559 948,629,171 Total liabilities and capital and surplus $ 29,624,414,453 $ 29,027,929,482 See notes to financial statements. 4

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY STATEMENTS OF OPERATIONS (STATUTORY-BASIS) Revenues For the years ended December 31, 2023 2022 2021 Premiums and annuity considerations $ 74,015,374 $ 53,657,635 $ (13,324,595,621) Net investment income 274,931,065 264,978,097 408,082,476 Commissions and expense allowances on reinsurance ceded 110,570,839 122,225,247 39,512,222 Reserve adjustments on reinsurance ceded (1,389,948,223) (1,774,178,634) 12,877,758,325 Fee income 501,612,185 532,738,067 608,547,614 Other revenues 2,424,209 3,512,061 9,315,635 Total revenues (426,394,551) (797,067,527) 618,620,651 Benefits and expenses Death and annuity benefits 209,818,126 225,544,078 327,677,837 Disability and other benefits 1,409,180 1,496,188 1,606,730 Surrenders and other fund withdrawals 1,206,573,608 1,117,014,637 2,758,605,951 Commissions and expense allowances 110,130,356 118,867,688 147,142,508 Decrease in aggregate reserves for life and accident and health policies (226,502,136) (135,623,991) (34,516,791) General insurance expenses 86,779,049 83,024,619 102,920,029 Net transfers from Separate Accounts (2,144,561,129) (2,126,951,518) (2,813,979,291) Modified coinsurance adjustment on reinsurance assumed (129,276,050) (106,703,339) (142,346,945) IMR adjustment on reinsurance ceded 957,014 (20,735,675) (104,364,668) Other expenses 10,373,178 9,082,975 9,698,947 Total benefits and expenses (874,298,804) (834,984,338) 252,444,307 Net gain from operations before federal income tax benefit 447,904,253 37,916,811 337,428,399 Federal income tax expense (benefit) 19,898,443 (24,113,001) (65,215,649) Net gain from operations 428,005,810 62,029,812 402,644,048 Net realized capital losses, after tax (411,793,622) (64,448,103) (355,549,269) Net income (loss) $16,212,188 $(2,418,291) $47,094,779 See notes to financial statements. 5

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS (STATUTORY-BASIS) Common stock - Par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding For the years ended December 31, 2023 2022 2021 Balance, beginning and end of year $ 2,500,000 $ 2,500,000 $ 2,500,000 Gross paid-in and contributed surplus Balance, beginning and end of year 85,431,561 85,431,561 85,431,561 Aggregate write-ins for other than special surplus funds Balance, beginning of year 152,270,975 175,960,103 199,649,231 Amortization, decreases of gain on inforce reinsurance (16,448,883) (23,689,128) (23,689,128) Balance, end of year 135,822,092 152,270,975 175,960,103 Unassigned funds Balance, beginning of year 708,426,635 508,552,534 334,109,048 Net income (loss) 16,212,188 (2,418,291) 134,611,056 Change in net unrealized capital gains (losses) on investments, net of tax 28,927,296 178,330,164 63,027,827 Change in net unrealized foreign exchange capital gains (losses) (966,839) (66,229) 74,876 Change in net deferred income tax 32,720,836 (29,476,801) (8,023,900) Change in reserve on account of change in valuation basis decrease — 29,658,787 — Change in asset valuation reserve 11,561,910 (7,952,711) (7,759,456) Change in nonadmitted assets (38,896,120) 31,799,182 (7,486,917) Dividends to stockholder (94,800,000) — — Balance, end of year 663,185,906 708,426,635 508,552,534 Capital and surplus Balance, end of year $ 886,939,559 $ 948,629,171 $ 772,444,198 See notes to financial statements. 6

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CASH FLOWS
(STATUTORY-BASIS)

	For the years ended December 31,		
	2023	2022	2021
Operating activities			
Premiums and annuity considerations	$ 44,441,167	$ 69,239,339	$ 146,190,683
Net investment income	284,481,875	277,363,687	431,210,702
Reserve adjustments on reinsurance	(1,396,429,938)	(1,774,178,634)	(477,668,735)
Miscellaneous income	596,191,264	624,065,016	624,769,152
Total income	**(471,315,632)**	**(803,510,592)**	**724,501,802**
Benefits paid	1,436,126,796	1,355,290,002	3,100,030,507
Federal income tax recovered (paid)	27,895,132	(32,346,128)	(66,707,900)
Net transfers from Separate Accounts	(2,141,052,418)	(2,132,913,293)	(2,819,180,559)
Other expenses	151,593,092	147,741,656	190,060,371
Total benefits and expenses	**(525,437,398)**	**(662,227,763)**	**404,202,419**
Net cash (used for) provided by operating activities	**54,121,766**	**(141,282,829)**	**320,299,383**
Investing activities			
Proceeds from investments sold, matured or repaid			
Bonds	371,905,191	1,487,473,862	1,397,586,532
Common and preferred stocks	1,361,746	1,027,964	7,838,285
Mortgage loans	269,464,752	94,776,584	144,650,434
Derivatives and other	166,062,944	101,806,791	494,141,313
Total investment proceeds	**808,794,633**	**1,685,085,201**	**2,044,216,564**
Cost of investments acquired			
Bonds	118,736,760	955,896,139	1,438,251,127
Common and preferred stocks	1,368,839	2,485,870	30,216,379
Mortgage loans	70,086,833	279,402,635	187,868,518
Derivatives and other	417,047,643	205,246,216	782,188,617
Total investments acquired	**607,240,075**	**1,443,030,860**	**2,438,524,641**
Net decrease in contract loans	(1,312,192)	(3,267,743)	(3,709,863)
Net cash provided by (used for) investing activities	**202,866,750**	**245,322,084**	**(390,598,214)**
Financing and miscellaneous activities			
Return of paid-in surplus	—	—	—
Dividends to stockholder	(94,800,000)	—	—
Other cash (used) provided	26,698,352	(19,140,219)	3,923,187
Net cash (used for) provided by financing and miscellaneous activities	**(68,101,648)**	**(19,140,219)**	**3,923,187**
Net increase (decrease) in cash, cash equivalents and short-term investments	**188,886,868**	**84,899,036**	**(66,375,644)**
Cash, cash equivalents and short-term investments, beginning of year	308,374,219	223,475,184	289,850,828
Cash, cash equivalents and short-term investments, end of year	**$ 497,261,087**	**$ 308,374,220**	**$ 223,475,184**
Note: Supplemental disclosures of cash flow information for non-cash transactions:			
Non-cash proceeds from invested asset exchanges - bonds, mortgage loans, and other invested assets	(47,551,763)	(65,993,960)	(47,978,871)
Non-cash acquisitions from invested asset exchanges - bonds, mortgage loans and other invested assets	(47,551,763)	(65,993,960)	(47,978,871)
Non-cash reserve adjustments on reinsurance ceded	—	—	(13,355,427,060)
Non-cash ceded premiums for reinsurance	(957,014)	20,735,675	13,467,654,534
Non-cash transfer of funds witheld for unauthorized reinsurance	7,438,729	(13,148,500)	(102,388,675)
Non-cash transfer of IMR liability for reinsurance	957,014	20,735,675	(104,364,668)
Non-cash IMR adjustment on reinsurance ceded	(957,014)	(20,735,675)	104,364,668
Non-cash transfer of other balances for reinsurance	—	—	(9,838,799)
Non-cash transfer of reserves for assumption reinsurance	(6,481,715)	(7,587,175)	—

See notes to financial statements.

7

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

1. Organization and Description of Business

Talcott Resolution Life and Annuity Insurance Company ("TLA" or the "Company") is a wholly-owned subsidiary of Talcott Resolution Life Insurance Company ("TL"), which is a direct subsidiary of TR Re, Ltd.

The Company maintains a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying statutory-basis financial statements of TLA have been prepared in conformity with statutory accounting practices prescribed or permitted by State of Connecticut Insurance Department (the "Department"). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by the State of Connecticut.

A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for a reinsurance treaty that provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

A reconciliation of the Company's net (loss) income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below for the years ended December 31:

	SSAP #	F/S Page	2023	2022	2021
Net (loss) income					
1. TLA state basis			$ 16,212,188	$ (2,418,291)	$ 134,611,056
2. State prescribed practices that change NAIC SAP:					
Less: Reinsurance reserve credit (as described above)	61R	4	(15,876,410)	7,516,210	(16,926,181)
			(15,876,410)	7,516,210	(16,926,181)
3. State permitted practices that change NAIC SAP			—	—	—
4. Net SAP (1-2-3=4)	61R	4	$ 32,088,598	$ (9,934,501)	$ 151,537,237
Surplus					
5. TLA state basis			$ 886,939,559	$ 948,629,171	$ 772,444,198
6. State prescribed practices that change NAIC SAP:					
Less: Reinsurance reserve credit (as described above)	61R	5	18,386,767	34,263,177	26,746,967
			18,386,767	34,263,177	26,746,967
7. State permitted practices that change NAIC SAP			—	—	—
8. NAIC SAP (5-6-7=8)	61R	5	$ 868,552,792	$ 914,365,994	$ 745,697,231

The Company does not follow any other prescribed or permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital of the Company.

The preparation of financial statements in conformity with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life, accident and health, and fixed and variable annuity policies; evaluation of other-than-temporary impairments ("OTTI"); valuation of derivatives; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts recorded are adequate.

8

Accounting practices and procedures as prescribed or permitted by the Department are different in certain material respects from accounting principles generally accepted in the United States of America (“GAAP”). The more significant differences are: 1. for statutory purposes, policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred rather than capitalized and amortized for GAAP purposes; 2. recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders; 3. development of liabilities for future benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners (“NAIC”), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits (“GMDB”) are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered market risk benefits and reported at fair value; 4. exclusion of certain assets designated as nonadmitted assets from the Statements of Admitted Assets, Liabilities and Capital and Surplus for statutory purposes by directly charging surplus; 5. establishment of a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve (“AVR”)) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve (“IMR”)) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold; 6. the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets, net of an allowance for expected credit losses: 7. for statutory purposes, investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1 through 5 are carried at amortized cost, and unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of Statement of Statutory Accounting Principles (“SSAP”) No. 43 - Revised ("43R") (Loan-backed and Structured Securities). GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to-maturity,” "available-for-sale" or "trading,” based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and loan-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, these investments were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; 8. for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from Separate Accounts on the Statements of Admitted Assets, Liabilities and Capital and Surplus, with changes reflected in the Statements of Operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets; TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 9

9. the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus; 10. deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences recognized as a component of net income; 11. comprehensive income and its components are not presented in the statutory-basis financial statements; 12. for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, which is typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder’s Equity. 13. embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted for and reported separately. 14. for statutory purposes securities that are in an unrealized loss position are reviewed to determine if an OTTI is present based on (a) the length of time and the extent to which fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments; if the decline is determined other than temporary, an impairment charge is recorded and the previous cost less impairment becomes the new cost basis. For GAAP, credit impairment is recognized through an allowance for credit losses as opposed to a direct write down of the security and improvements in expected cash flows are recognized immediately in income as a reduction in the allowance; the amount of time a security is in an unrealized loss position is not considered when assessing impairment. Aggregate Reserves for Life and Accident and Health Policies and Contracts and Liability for Deposit-Type Contracts Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.00% to 6.00%. Fixed Accumulation and On- benefit annuity reserves are based principally on individual and group annuity mortality tables at various rates ranging from 1.00% to 8.75% and using the Commissioner’s Annuity Reserve Valuation Method (“CARVM”). Variable Annuity reserves are calculated based on Section 21 of the Valuation Manual Requirements for Principle-Based Reserves for Variable Annuities ("VM-21") and Actuarial Guidelines XLIII CARVM for Variable Annuities ("AG43"). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience. For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve. Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality. As of December 31, 2023 and 2022, the Company had $23,519,091 and $25,950,347, respectively, of insurance in force, subject to 100% reinsurance to The Prudential Insurance Company of America (“Prudential”), for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2023 and 2022 totaled $60,420 and $63,152 respectively, also subject to 100% reinsurance to Prudential. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 10

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's General Account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the Statements of Operations.

An analysis of annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2023 is presented below:

A. INDIVIDUAL ANNUITIES

	General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
1. Subject to discretionary withdrawal					
a. With market value adjustment	$ 2,691,615	$ —	$ —	$ 2,691,615	0.01 %
b. At book value less current surrender charge of 5% or more	1,856,806	—	—	1,856,806	0.01 %
c. At fair value	—	—	17,734,225,853	17,734,225,853	77.78 %
d. Total with market value adjustment or at fair value (total of 1 through 3)	4,548,421	—	17,734,225,853	17,738,774,274	77.80 %
e. At book value without adjustment (minimal or no charge or adjustment)	1,252,102,862	—	—	1,252,102,862	5.49 %
2. Not subject to discretionary withdrawal	3,593,265,403	—	215,448,869	3,808,714,272	16.71 %
3. Total (gross: direct + assumed)	4,849,916,686	—	17,949,674,722	22,799,591,408	100.00 %
4. Reinsurance ceded	1,052,092,910	—	—	1,052,092,910	
5. Total (net)	$ 3,797,823,776	$ —	$ 17,949,674,722	$ 21,747,498,498	
6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$ 928,403	$ —	$ —	$ 928,403	

B. GROUP ANNUITIES

	General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
1. Subject to discretionary withdrawal					
a.. With market value adjustment	$ —	$ —	$ —	$ —	0.00 %
b.. At book value less current surrender charge of 5% or more	478	—	—	478	0.03 %
c. At fair value	—	—	1,503,681	1,503,681	84.65 %
d. Total with market value adjustment or at fair value (total of 1 through 3)	478	—	1,503,681	1,504,159	84.68 %
e. At book value without adjustment (minimal or no charge or adjustment)	272,108	—	—	272,108	15.32 %
2. Not subject to discretionary withdrawal	—	—	—	—	0.00 %
3. Total (gross: direct + assumed)	272,586	—	1,503,681	1,776,267	100.00 %
4. Reinsurance ceded	—	—	—	—	
5. Total (net)	$ 272,586	$ —	$ 1,503,681	$ 1,776,267	
6. Amount included in B(1)b above that will move to B(1)e in the year after the statement date:	$ 239	$ —	$ —	$ 239	

11

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

C. DEPOSIT-TYPE CONTRACTS

	General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
1. Subject to discretionary withdrawal					
a.. With market value adjustment	$ —	$ —	$ —	$ —	0.00 %
b.. At book value less current surrender charge of 5% or more	—	—	—	—	0.00 %
c. At fair value	—	—	—	—	0.00 %
d. Total with market value adjustment or at fair value (total of 1 through 3)	—	—	—	—	0.00 %
e. At book value without adjustment (minimal or no charge or adjustment)	13,002,365	—	—	13,002,365	1.77 %
2. Not subject to discretionary withdrawal	720,855,752	—	—	720,855,752	98.23 %
3. Total (gross: direct + assumed)	733,858,117	—	—	733,858,117	100.00 %
4. Reinsurance ceded	577,322,569	—	—	577,322,569	
5. Total (net)	$ 156,535,548	$ —	$ —	$ 156,535,548	
6. Amount included in C(1)b above that will move to C(1)e in the year after the statement date:	$ —	$ —	$ —	$ —	

Reconciliation of total annuity actuarial reserves and deposit fund liabilities:

F. Life and Accident & Health Annual Statement:	
1. Exhibit 5, Annuities Section, Total (net)	$ 3,792,045,531
2. Exhibit 5, Supplementary Contract Section, Total (net)	6,050,831
3. Exhibit 7, Deposit-Type Contracts Section, Total (net)	156,535,548
4. Subtotal	3,954,631,910
Separate Account Annual Statement:	—
5. Exhibit 3, Annuities Section, Total (net)	17,951,178,403
6. Exhibit 3, Supplemental Contract Section, Total (net)	—
7. Policyholder dividend and coupon accumulations	—
8. Policyholder premiums	—
9. Guaranteed interest contracts	—
10. Exhibit 4, Deposit-Type Contracts Section, Total (net)	—
11. Subtotal	17,951,178,403
12. Combined total	$ 21,905,810,313

12

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

An analysis of life actuarial reserves by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2023 is presented below:

A. General Account

	Account Value	Cash Value	Reserve
1. Subject to discretionary withdrawal, surrender values, or policy loans:			
a. Term Policies with Cash Value	$ 82,325,835	$ 82,505,255	$ 977,636,450
b. Universal Life	822,018,858	819,322,897	873,857,417
c. Universal Life with Secondary Guarantees	3,517,092,314	3,100,062,995	10,942,046,833
d. Indexed Universal Life	431,561,384	410,405,471	486,367,886
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	2,828,796	3,404,916
h. Variable Life	—	—	—
i. Variable Universal Life	508,662,613	507,249,244	634,966,757
j. Miscellaneous Reserves	—	—	—
2. Not subject to discretionary withdrawal or no cash values			
a. Term Policies without Cash Value	XXX	XXX	84,950,163
b. Accidental Death Benefits	XXX	XXX	58,433
c. Disability - Active Lives	XXX	XXX	630,342
d. Disability - Disabled Lives	XXX	XXX	43,823,217
e. Miscellaneous Reserves	XXX	XXX	373,794,101
3. Total (gross: direct + assumed)	5,361,661,004	4,922,374,658	14,421,536,515
4. Reinsurance Ceded	4,806,789,307	4,364,988,437	13,823,886,770
5. Total (net) (3) - (4)	$ 554,871,697	$ 557,386,221	$ 597,649,745

B. Separate Account with Guarantees

Not applicable.

C. Separate Account Nonguaranteed

	Account Value	Cash Value	Reserve
1. Subject to discretionary withdrawal, surrender values, or policy loans:			
a. Term Policies with Cash Value	$ —	$ —	$ —
b. Universal Life	—	—	—
c. Universal Life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	5,302,909,204	5,302,909,204	5,302,909,204
j. Miscellaneous Reserves	—	—	—
2. Not subject to discretionary withdrawal or no cash values			
a. Term Policies without Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	—
d. Disability - Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
3. Total (gross: direct + assumed)	5,302,909,204	5,302,909,204	5,302,909,204
4. Reinsurance Ceded	—	—	—
5. Total (net) (3) - (4)	$ 5,302,909,204	$ 5,302,909,204	$ 5,302,909,204

13

Reconciliation of total life actuarial reserves and deposit fund liabilities: D. Life and Accident & Health Annual Statement: 1. Exhibit 5, Life Insurance Section, Total (net) $ 589,076,064 2. Exhibit 5, Accidental Death Benefits Section, Total (net) 58,433 3. Exhibit 5, Disability - Active Lives Section, Total (net) 459,893 4. Exhibit 5, Disability - Disabled Lives Section, Total (net) 3,814,113 5. Exhibit 5, Miscellaneous Reserves Section, Total (net) 4,241,242 6. Subtotal 597,649,745 Separate Account Annual Statement: 7. Exhibit 3, Line 0199999, Column 2 5,302,909,204 8. Exhibit 3, Line 0499999, Column 2 — 9. Exhibit 3, Line 0599999, Column 2 — 10. Subtotal (Lines (7) through (9)) 5,302,909,204 11. Combined Total ((6) and (10)) $ 5,900,558,949 Investments Investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Money market mutual funds, which are included in cash equivalents, are reported at fair value. Unaffiliated common stocks are carried at fair value. Investments in stocks of subsidiaries, controlled and affiliated (“SCA”) companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities). The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Highest-quality or high-quality redeemable unaffiliated preferred stocks (NAIC designations 1 to 3), which have characteristics of debt securities, are valued at cost or amortized cost. All other unaffiliated redeemable preferred stocks (NAIC designation 4 to 6) are reported at the lower of cost, amortized cost, or fair value. Unaffiliated perpetual preferred stocks are valued at fair value, not to exceed any currently effective call price. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43R. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balance which approximates fair value. Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. The Company has not elected under SSAP No. 43R to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans on real estate are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received and the total distribution amount is less than undistributed accumulated earnings related to the investment. If the distributions are in excess of the investment’s undistributed accumulated earnings, the carrying value of investment will instead be reduced. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield. Due and accrued investment income amounts over 90 days past due are nonadmitted. The Company had investment income due and accrued of $1,500 and $0 excluded from surplus at December 31, 2023 and 2022. Net realized gains and losses from investment sales represent the difference between the sales proceeds and the cost or amortized cost of the investment sold, determined on a specific identification basis. Net realized capital gains and losses also TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 14

result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment declines in value are deemed other- than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses. The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets in accordance with SSAP No. 7 (Asset Valuation Reserve and Interest Maintenance Reserve). The AVR balances were $138,843,958 and $150,405,868 as of December 31, 2023 and 2022, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, redeemable preferred stock or mortgage loan sold or adjusts the IMR when an insurer reinsures a block of its in-force liabilities. The IMR balances as of December 31, 2023 and 2022 were $40,472,783 and $44,552,487, respectively. The net capital (losses) gains captured in the IMR, net of taxes, in 2023, 2022 and 2021 were ($3,207,953), $35,423,578 and $44,948,213, respectively. The amount of income amortized from the IMR, net of taxes, included in the Company’s Statements of Operations in 2023, 2022 and 2021 was $1,828,765, $3,374,714 and $8,778,483, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statements of Operations. The Company released (gains) / losses from the reserve of ($957,014) and $20,735,676 as of December 31, 2023 and 2022, respectively, as a result of reinsurance, see Note 6. The Company’s accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an OTTI charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The previous cost basis less the impairment becomes the new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis. Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an OTTI is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43R is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments. Once an impairment charge has been recorded, the Company continues to review the impaired securities for further OTTI on an ongoing basis. For securities that are not subject to SSAP No. 43R, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43R requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment are less than its amortized cost, then management will assess for OTTI. The Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43R until the recovery of value, the security is written down to fair value. Net realized capital losses resulting from write-downs for OTTI on corporate and asset-backed bonds were $1,351,669, $232,434, and $100,788 for the years ended December 31, 2023, 2022 and 2021, respectively. Net realized capital losses resulting from write-downs for OTTI on equities were immaterial for the years ended December 31, 2023, 2022, and 2021. See additional information on OTTI in Section J of Note 3. Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans on real estate that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company’s share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 15

accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received. As of December 31, 2023, 2022 and 2021, the Company had $0 impaired mortgage loans on real estate with related allowances for credit losses, respectively. For derivative instruments accounted for in accordance with SSAP No. 86, Derivatives ("SSAP No. 86"), on the date the derivative contract is entered into, the Company designates the derivative as hedging, replication, or held for other investment and/or risk management activities. The Company’s derivative transactions are permitted uses of derivatives under the derivative use plans required by the Department. Derivatives used in hedging relationships are accounted for in a manner consistent with the hedged item. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item. Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss. Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as a derivative capital gain or loss. Derivatives held for other investment and/or risk management activities are reported at fair value in accordance with SSAP No. 86 and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as components of derivative net investment income. Adoption of Accounting Standards Accounting Changes In 2022, the Company changed the statutory reserve basis for lifetime withdrawal benefits for variable annuities where the underlying account value is $0 to the Commissioners Annuity Reserve Valuation Method using the principle-based approach per Section 21 of the Valuation Manual. In 2021, the Commissioners Annuity Reserve Valuation Method using statutory valuation interest rates and mortality tables was used. As of January 1, 2022, the impact of this change is to decrease statutory reserves by approximately $30 million. Recently Issued Accounting Standards In 2023, the NAIC modified SSAP No. 34 – Investment Income Due and Accrued to require additional disclosures to capture gross, non-admitted and admitted amounts of accrued interest income and to separately identify the cumulative amount of paid- in-kind interest income included in the current principal balance. The guidance is effective December 31, 2023. The Company adopted this guidance in 2023, however, it is not material to the Company. In 2023, the NAIC modified SSAP No. 43 – Revised Loan-Backed and Structured Securities to add collateralized loan obligations (CLO) to the financial modeling guidance and clarify CLOs are not captured as legacy securities. This guidance is effective December 31, 2023 and will eventually result in CLOs no longer being eligible to use credit rating provider ratings to determine NAIC designation. The Company adopted this guidance in 2023, but effects of the guidance will not have an impact until CLO modeling methodology is implemented by the Securities Valuation Office. In 2023, the NAIC modified several statutory statements to ensure consistency in the reporting of residual interests, irrespective of legal form. The changes incorporate the 2022 principles-based definition of residual interests, which are characterized as investments in structures backed by a discrete pool of collateral assets, where cash flows first provide principal and interest payments to debt holders, with remaining funds provided to holders of residual interests. The changes modify the following statutory statements: SSAP No. 30 – Revised Common Stock, SSAP No. 32 – Revised Preferred Stock, SSAP 43 – Revised TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 16

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

Loan-Backed and Structured Securities, and SSAP No. 48 – Joint Ventures, Partnerships and Limited Liability Companies. All changes are effective December 31, 2023. The Company adopted this guidance in 2023, however, it is not material to the Company.

In 2023, the NAIC adopted revisions to several statutory statements to finalize guidance throughout applicable standards related to the updated definition of a bond. The changes incorporate a principles-based definition which categories bonds as either issuer credit obligations or asset-backed securities. The changes primarily modify the following statutory statements: SSAP No. 26R – Bonds and SSAP No. 43R – Loan-Backed and Structured Securities, and in conjunction with the changes modify the title of SSAP No. 43R to Asset-Backed Securities. All changes will be effective January 1, 2025. The Company is currently evaluating the impact of the changes.

The Inflation Reduction Act of 2022 introduced a 15% Corporate Alternative Minimum Tax (“CAMT”) among other tax provisions. The provisions had an effective date beginning after December 31, 2022. Generally, the CAMT imposes a minimum tax on the adjusted financial statement income ("AFSI") of certain corporations (determined on an affiliated group basis) with average annual AFSI over a three-year period in excess of $1 billion ("applicable corporations"). The Company and its affiliated group have determined that the Company is a nonapplicable entity for 2023.

In 2022, the NAIC clarified the identification and reporting requirements of affiliate transactions within SSAP No. 25 - Affiliated and Other Related Parties and SSAP No. 43 - Revised Loan-Backed and Structured Securities and incorporated new reporting codes for affiliate transactions in the investment schedules of the annual statement blank. The new reporting requirements are intended to identify investments acquired through, or in, related parties, regardless of whether they meet the definition of an affiliate. The Company adopted this guidance in 2022, however, it is not material to the Company.

3. Investments

A. Components of Net Investment Income

	For the years ended December 31,		
	2023	2022	2021
Interest income from bonds and short-term investments	$ 217,743,428	$ 197,643,122	$ 204,348,305
Dividends from common and preferred stocks	244,909	1,368,815	1,072,120
Interest income from contract loans	16,073	15,218	18,830
Interest income from mortgage loans on real estate	38,351,807	36,239,548	32,482,103
Interest and dividends from other investments	24,128,880	38,399,308	179,577,541
Gross investment income	280,485,097	273,666,011	417,498,899
Less: Investment expenses	5,554,032	8,687,914	9,416,423
Net investment income	$ 274,931,065	$ 264,978,097	$ 408,082,476

B. Components of Net Unrealized Capital (Losses) Gains on Bonds and Short-Term Investments

	As of December 31,		
	2023	2022	2021
Gross unrealized capital gains	$ 55,090,753	$ 34,340,702	$ 639,251,334
Gross unrealized capital losses	(346,996,508)	(445,990,597)	(20,594,504)
Net unrealized capital (losses) gains	(291,905,755)	(411,649,895)	618,656,830
Balance, beginning of year	(411,649,895)	618,656,830	871,062,591
Change in net unrealized capital (losses) gains on bonds and short-term investments	$ 119,744,140	$(1,030,306,725)	$ (252,405,761)

17

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

C. Components of Net Unrealized Capital Gains (Losses) on Common and Preferred Stocks

	As of December 31,		
	2023	2022	2021
Gross unrealized capital gains	$ 1,123,927	$ 719,442	$ 2,389,192
Gross unrealized capital losses	(233,112)	(5,185,629)	(859,129)
Net unrealized capital gains (losses)	890,815	(4,466,187)	1,530,063
Balance, beginning of year	(4,466,187)	1,530,063	873,735
Change in net unrealized capital gains (losses) on common and preferred stocks	$ 5,357,002	$ (5,996,250)	$ 656,328

D. Components of Net Realized Capital Losses

	For the years ended December 31,		
	2023	2022	2021
Bonds and short-term investments	$ (9,560,845)	$ 46,770,390	$ 57,132,912
Common stocks - unaffiliated	167,016	761,126	(432,016)
Mortgage loans on real estate	(7,828,471)	(703)	72,556
Derivatives	(440,250,241)	(68,649,340)	(253,796,348)
Other invested assets	54,659,326	(630,974)	(3,625,325)
Net realized capital losses	(402,813,215)	(21,749,501)	(200,648,221)
Capital loss tax expense	12,188,360	7,275,024	13,735,771
Net realized capital losses, after tax	(415,001,575)	(29,024,525)	(214,383,992)
Less: Amounts transferred to IMR	(3,207,953)	35,423,578	44,948,213
Net realized capital losses, after tax	$ (411,793,622)	$ (64,448,103)	$ (259,332,205)

The following table summarizes sales activity of unaffiliated bond, short-term investments and equity securities before tax and transfers to the IMR (without maturities and calls):

	For the years ended December 31,		
	2023	2022	2021
Bonds and short-term investments			
Sale proceeds	$ 3,652,187,797	$ 3,596,298,320	$ 3,003,178,211
Gross realized capital gains on sales	3,257,654	79,525,009	61,482,074
Gross realized capital losses on sales	(9,657,467)	(32,321,058)	(3,902,409)
Unaffiliated common and preferred stock			
Sale proceeds	25,987,746	1,027,964	7,838,285
Gross realized capital gains on sales	167,016	—	18,805
Gross realized capital losses on sales	—	—	(1,068,769)

Additionally, for the years ended December 31, 2023, 2022 and 2021, there was $269,680, $2,819,889 and $15,589,499 of investment income generated on 9, 24 and 36 securities, respectively, as a result of prepayment penalties and acceleration fees on disposed securities with callable features.

18

E. Investments - Derivative Instruments Overview The Company utilizes a variety of Over-the counter ("OTC") derivatives, including OTC-cleared transactions, and exchange- traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company’s derivative transactions are used in strategies permitted under the derivative use plans required by the Department. Interest rate swaps, equity, and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value. Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer. Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash. Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures’ contract values are settled daily in cash. Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date. Swaption contracts grant the purchaser, for a premium payment, the right to enter into an interest rate swap with the issuer on a specified future date. Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using agreed upon rates and exchanged principal amounts. The Company clears interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid collateral, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash collateral as variation margin based on daily market value movements. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 19

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

Strategies

The notional value, fair value, and carrying value of derivative instruments used during the years 2023 and 2022 are disclosed in the table presented below. During the years 2023 and 2022, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third-party data as inputs or independent broker quotations. For the years ended December 31, 2023 and 2022, the average fair values for derivatives held for other investment and/or risk management activities were $114,493,038 and $175,742,877, respectively. The Company did not have any unrealized gains or losses during 2023 and 2022 representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting.

(Amounts in thousands)	As of December 31, 2023			As of December 31, 2022		
Derivative type by strategy	Notional Value	Fair Value	Carrying Value	Notional Value	Fair Value	Carrying Value
Cash flow hedges						
Interest rate swaps	$ 125,000	$ (14,489)	$ (24)	$ 125,000	$ (17,075)	$ —
Foreign currency swaps	23,959	1,135	177	24,232	2,418	1,134
Replication transactions						
Interest rate swaps	200,000	(36,893)	66	200,000	(37,477)	—
Credit default swaps	250,000	4,858	3,460	250,000	1,992	272
Other investment and/or Risk Management activities						
Interest rate swaps - offsetting	—	—	—	132,000	(140)	(140)
Macro hedge program	2,138,928	64,349	64,349	9,914,924	240,609	240,609
Total	$ 2,737,887	$ 18,960	$ 68,028	$ 10,646,156	$ 190,327	$ 241,875

Cash Flow Hedges

Interest rate swaps and index swaps: Interest rate swaps and index swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments and liabilities to fixed rates or other floating rates. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period.

Foreign currency swaps: Foreign currency swaps are used to convert foreign currency denominated cash flows associated with certain foreign denominated fixed maturity investments and liabilities to U.S. dollars. The foreign fixed maturities and liabilities are hedged to minimize cash flow fluctuations due to changes in currency rates.

Replication Transactions

Interest rate swaps: The Company periodically enters into interest rate swaps as part of replication transactions.

Credit default swaps: The Company periodically enters into credit default swaps that assume credit risk as part of replication transactions. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that are permissible investments under the Company's investment policies.

20

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

Other Investment and/or Risk Management Activities

The table below presents realized capital gains and (losses) on derivative instruments used for other investment and/or risk management activities.

(Amounts in thousands)	Realized Gains (Losses)		
By strategy	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
Credit default swaps	$ 4,286	$ —	$ —
Foreign currency swaps and forwards	(23)	—	—
Interest rate swaps and swaptions	176	—	(17)
Macro hedge program	(444,681)	(66,849)	(254,324)
Total	$ (440,242)	$ (66,849)	$ (254,341)

Credit default swaps: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index or asset pool. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap.

Guaranteed Minimum Withdrawal Benefits ("GMWB") hedging derivatives: The Company utilizes GMWB hedging derivatives as part of an actively managed program designed to hedge a portion of the capital market risk exposures of the non-reinsured GMWB riders due to changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rates swaps and futures, and equity swaps, options and futures, on certain indices including the S&P 500 index, EAFE index and NASDAQ index.

Equity index swaps, options, and futures: The Company enters into equity index swaps and futures to hedge equity risk of equity common stock investments. The Company also enters into equity index options to economically hedge the equity risk associated with various equity indexed products.

Interest rate swaps and swaptions: The Company enters into interest rate swaps and swaptions to manage duration between assets and liabilities. In addition, the Company may enter into interest rate swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap.

Macro hedge program: The Company utilizes equity options, swaps, futures, and foreign currency options to hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB and GMWB obligations. Included are equity options with financing premiums for which the premium is paid at the end of the derivative contract.

Credit Risk Assumed through Credit Derivatives

The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that would be permissible under the Company's investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and commercial mortgage-backed securities ("CMBS") issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

21

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

The following tables present the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value, and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31, 2023 and 2022, respectively:

December 31, 2023 (Amounts in thousands)					Underlying Referenced Credit Obligation(s)				
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Carrying Value	Weighted Average Years to Maturity	Type	Average Credit Rating [1]	Offsetting Notional Amount [3]	Offsetting Fair Value [3]	Offsetting Carrying Value [3]
Basket credit default swaps [4]									
Investment grade risk exposure	$ 250,000	$ 4,858	$ 3,460	5 years	Corporate Credit	BBB+	$ —	$ —	$ —
Total	$ 250,000	$ 4,858	$ 3,460				$ —	$ —	$ —

December 31, 2022 (Amounts in thousands)					Underlying Referenced Credit Obligation(s)				
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Carrying Value	Weighted Average Years to Maturity	Type	Average Credit Rating [1]	Offsetting Notional Amount [3]	Offsetting Fair Value [3]	Offsetting Carrying Value [3]
Basket credit default swaps [4]									
Investment grade risk exposure	$ 250,000	$ 1,992	$ 272	5 years	Corporate Credit	BBB+	$ —	$ —	$ —
Total	$ 250,000	$ 1,992	$ 272				$ —	$ —	$ —

[1] The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, Fitch, and Morningstar. If no rating is available from a rating agency, then an internally developed rating is used.
[2] Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements, clearing house rules, and applicable law which include collateral posting requirements. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.
[3] The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid, related to the original swap.
[4] Comprised of swaps of standard market indices of diversified portfolios of corporate and CMBS issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

Credit Risk

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. OTC-cleared transactions reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source.

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

22

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $5 million. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also generally requires that OTC derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty.

For the years ended December 31, 2023, 2022, and 2021, the Company had no losses on derivative instruments due to counterparty nonperformance.

F. Concentration of Credit Risk

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2023, the Company was not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies, greater than 10% of the Company's capital and surplus. As of December 31, 2022, the Company had a significant concentration of credit risk, excluding U.S. government and certain U.S. government agencies, greater than 10% of the Company’s capital and surplus in one residential mortgage loan trust. The carrying value, gross unrealized gain, and estimated fair value of this investment were $99,199,445, $1,020,555, and $100,220,000, respectively, as of December 31, 2022. Further, the Company closely monitors this concentration of credit risk and the potential impact on capital and surplus should the issuer fail to perform according to the contractual terms of the investment.

G. Bonds, Cash Equivalents, Short-Term Investments, Common Stocks and Preferred Stocks

Bonds, Cash Equivalents and Short-Term Investments As of December 31, 2023	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
U.S. government and government agencies and authorities				
Guaranteed and sponsored - excluding asset-backed	$ 513,446,656	$ —	$ (140,449,618)	$ 372,997,038
Guaranteed and sponsored - asset-backed	92,027,637	1,472,889	(7,217,824)	86,282,702
States, municipalities and political subdivisions	132,317,815	2,166,838	(7,556,420)	126,928,233
International governments	76,658,371	170,171	(3,169,483)	73,659,059
All other corporate - excluding asset-backed	2,129,483,759	47,706,176	(120,850,850)	2,056,339,085
All other corporate - asset-backed	849,782,364	2,670,194	(57,750,363)	794,702,195
Hybrid securities	106,584,149	904,485	(10,001,950)	97,486,684
Cash equivalents and short-term investments	419,274,329	—	—	419,274,329
Total bonds, cash equivalents and short-term investments	$ 4,319,575,080	$ 55,090,753	$ (346,996,508)	$ 4,027,669,325

Common Stocks As of December 31, 2023	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Common stocks - unaffiliated	$ 8,949,512	$ 407,537	$ (233,112)	$ 9,123,937
Common stocks - affiliated	7,300,225	716,390	—	8,016,615
Total common stocks	$ 16,249,737	$ 1,123,927	$ (233,112)	$ 17,140,552

23

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

Bonds, Cash Equivalents and Short-Term Investments As of December 31, 2022	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
U.S. government and government agencies and authorities:				
Guaranteed and sponsored - excluding asset-backed	$ 498,927,624	$ —	$ (136,467,050)	$ 362,460,574
Guaranteed and sponsored - asset-backed	89,141,017	814,903	(6,110,435)	83,845,485
States, municipalities and political subdivisions	195,228,269	1,820,768	(17,065,179)	179,983,858
International governments	81,178,121	101,999	(4,703,803)	76,576,317
All other corporate - excluding asset-backed	2,235,394,468	30,598,214	(184,304,616)	2,081,688,066
All other corporate - asset-backed	968,922,014	983,769	(90,447,886)	879,457,897
Hybrid securities	69,556,994	—	(6,872,593)	62,684,401
Cash equivalents and short-term investments	299,200,866	21,050	(19,036)	299,202,880
Total bonds, cash equivalents and short-term investments	$ 4,437,549,373	$ 34,340,703	$ (445,990,598)	$ 4,025,899,478

Common Stocks As of December 31, 2022	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Common stocks - unaffiliated	$ 9,497,997	$ 361,778	$ (722,344)	$ 9,137,431
Common stocks - affiliated	7,300,225	357,664	—	7,657,889
Total common stocks	$ 16,798,222	$ 719,442	$ (722,344)	$ 16,795,320

Preferred Stocks As of December 31, 2022	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Preferred stocks - unaffiliated	$ 29,089,285	$ —	$ (4,463,285)	$ 24,626,000
Total preferred stocks	$ 29,089,285	$ —	$ (4,463,285)	$ 24,626,000

The statement value and estimated fair value of bonds, cash equivalents and short-term investments at December 31, 2023 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities ("ABS"), including mortgage-backed securities and collateralized mortgage obligations are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

Maturity	Statement Value	Estimated Fair Value
Due in one year or less	$ 476,780,792	$ 476,039,556
Due after one year through five years	646,193,696	631,177,845
Due after five years through ten years	570,024,432	559,216,376
Due after ten years	2,626,576,160	2,361,235,554
Total	$ 4,319,575,080	$ 4,027,669,331

At December 31, 2023 and 2022, securities with a statement value of $4,622,170 and $4,326,584 respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

24

H. Mortgage Loans on Real Estate The Company had a maximum and minimum lending rate of 9.95% and 3.76% for loans during 2023 and had a maximum and minimum lending rate of 8.82% and 2.59% for loans during 2022. During 2023 and 2022, the Company did not reduce interest rates on any outstanding mortgage loans on real estate. For loans held as of December 31, 2023 and 2022, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 64.20% and 71.54%, respectively. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2023 and 2022, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2023 and 2022, there were immaterial amounts of impaired loans and immaterial related allowances for credit losses, and the interest income recognized during the period the loans were impaired was also immaterial. I. Restructured Debt in which the Company is a Creditor The Company had one restructured commercial mortgage loan during the year ended December 31, 2023. The loan had an extension on the maturity date and no loss was incurred. The Company had no recorded investments in restructured debt, as of December 31, 2022. J. Joint Ventures, Partnerships and Limited Liability Companies The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of admitted assets. The Company recognized OTTI of $586,972, $1,130,581, and $3,453,536 for the years ended December 31, 2023, 2022, and 2021, respectively, on certain limited partnerships and one state tax credit limited liability company (LLC).The partnerships were impaired because their cost basis sustained a decline in value that the Company determined to be other-than-temporary. The OTTI were determined as the difference between the fair value from the partnership financial statements and the carrying value of the investments based on the equity method of accounting. The state tax credit LLC was impaired because the Company recovered a portion of the cost of the investment through receipt of tax credits and other tax benefits and not through investment activity. The LLC OTTI was determined as the difference between the remaining expected future tax credits and other tax benefits expected to be received over the life of the investment and the carrying value of the investment. K. Repurchase Agreements and Other Collateral Transactions From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage-backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions generally have a contractual maturity of 90 days or less. Therefore, the carrying amounts of these instruments approximate fair value. Under repurchase agreements, the Company transfers collateral of U.S. government, government agency and corporate securities and receives cash. For the repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or bonds and is reported as an asset on the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus. Repurchase agreements include master netting provisions that provide both counterparties the right to offset claims and apply securities held by them with respect of their obligations in the event of default. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in bonds, with the obligation to repurchase those securities recorded in other liabilities in the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2023, the fair value and amortized cost of the US. government securities transferred were $63,873,223 and $82,545,748 respectively, with maturities greater than 3 years. The corresponding liability to repurchase was $99,275,838 with a contractual maturity less than one year as of December 31, 2023. The securities acquired from the use of the collateral in connection with the repurchase agreement transactions were short-term investments with amortized cost approximating fair value of $99,275,838 with a maturity date less than 360 as of December 31, 2023. As of December 31, 2022, the fair value and amortized cost of the US. government securities transferred were $157,666,368 and $235,516,633 respectively, with maturities greater than 3 years and cash collateral transferred of $104,826,114. The corresponding liability to repurchase was $117,625,113 with a contractual maturity less than one year as of December 31, 2022. The securities acquired from the use of the collateral in connection with the TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 25

repurchase agreement transactions were short-term investments with amortized cost approximating fair value of $117,625,113 with a maturity date less than 360 as of December 31, 2022. The Company also may enter into reverse repurchase agreements where the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities. The agreements require additional collateral to be transferred to the Company when necessary and the Company has the right to sell or re-pledge the securities received. The agreements have a contractual maturity of one year or less, and are accounted for as collateralized financing. The receivable for reverse repurchase agreements, included within Short-term investments on the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus, as of December 31, 2023 and 2022, was $0, as the Company did not participate in reverse repurchase agreements during 2023 and 2022. Reinvested proceeds from repurchase agreements transactions consist of short-term, high quality investments and U.S. government and government agency securities. These can be sold and used to meet collateral calls in a stress scenario. In addition, the liquidity resources of most of its general account investment portfolio are available to meet any potential cash demand when securities are returned to the Company. The potential impacts of repurchase agreements on the Company’s liquidity and capital position are stress tested monthly, under Talcott's Liquidity Risk Policy. The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2023 and 2022, securities pledged of $148,657,585 and $208,837,950, respectively, were included in Bonds and Cash, cash equivalents and short-term investments, on the Statements of Admitted Assets, Liabilities and Capital and Surplus. The counterparties have the right to sell or re-pledge these securities. The Company also pledged cash collateral associated with derivative instruments with a statement value of $49,062,260 and $104,826,114, respectively, as of December 31, 2023 and 2022, included in Other invested assets, on the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2023 and 2022, the Company accepted cash collateral associated with derivative instruments with a statement value of $1,217,000 and $67,775,933, respectively, which was invested and recorded in the Statements of Admitted Assets, Liabilities and Capital and Surplus in Bonds and Cash, cash equivalents and short-term investments with a corresponding amount recorded in Collateral on derivatives reported in Liabilities. The Company also accepted securities collateral as of December 31, 2023 and 2022 of $995,790 and $28,802,725, respectively, of which the Company has the ability to sell or repledge. As of December 31, 2023 and 2022, the Company did not repledge securities and did not sell any securities collateral. In addition, as of December 31, 2023 and 2022, noncash collateral accepted was held in separate custodial accounts and was not included in the Company’s Statements of Admitted Assets, Liabilities and Capital and Surplus. l. Security Unrealized Loss Aging The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company’s OTTI policy, see Note 2. Due to the issuers’ continued satisfaction of the securities’ obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers’ financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2023 and 2022. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 26

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

The following table presents amortized cost or statement value, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2023 and 2022:

December 31, 2023	Less Than 12 Months			12 Months or More			Total		
(Amounts in thousands)	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses
U.S. government and government agencies & authorities:									
Guaranteed & sponsored - excluding asset-backed	$ 116,814	$ 100,115	$ (16,699)	$ 396,632	$ 272,882	$ (123,750)	$ 513,446	$ 372,997	$ (140,449)
Guaranteed & sponsored - asset-backed	2,412	2,390	(22)	52,173	44,977	(7,196)	54,585	47,367	(7,218)
States, municipalities & political subdivisions	18,139	15,898	(2,241)	45,259	39,943	(5,316)	63,398	55,841	(7,557)
International governments	2,479	2,465	(14)	70,847	67,691	(3,156)	73,326	70,156	(3,170)
All other corporate - excluding asset-backed	310,781	283,923	(26,858)	1,080,872	986,879	(93,993)	1,391,653	1,270,802	(120,851)
All other corporate - asset-backed	94,503	87,521	(6,982)	550,847	500,079	(50,768)	645,350	587,600	(57,750)
Hybrid securities	—	—	—	84,429	74,427	(10,002)	84,429	74,427	(10,002)
Short-term investments	—	—	—	—	—	—	—	—	—
Total fixed maturities	545,128	492,312	(52,816)	2,281,059	1,986,878	(294,181)	2,826,187	2,479,190	(346,997)
Common stock-unaffiliated	6	6	—	1,372	1,139	(233)	1,378	1,145	(233)
Total stocks	6	6	—	1,372	1,139	(233)	1,378	1,145	(233)
Total securities	$ 545,134	$ 492,318	$ (52,816)	$2,282,431	$1,988,017	$ (294,414)	$2,827,565	$2,480,335	$ (347,230)

December 31, 2022	Less Than 12 Months			12 Months or More			Total		
(Amounts in thousands)	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses
U.S. government and government agencies & authorities:									
Guaranteed & sponsored - excluding asset-backed	$ 397,195	$ 305,415	$ (91,780)	$ 101,732	$ 57,045	$ (44,687)	$ 498,927	$ 362,460	$ (136,467)
Guaranteed & sponsored - asset-backed	56,073	52,554	(3,519)	16,014	13,423	(2,591)	72,087	65,977	(6,110)
States, municipalities & political subdivisions	131,812	115,401	(16,411)	4,322	3,667	(655)	136,134	119,068	(17,066)
International governments	77,740	73,139	(4,601)	1,315	1,212	(103)	79,055	74,351	(4,704)
All other corporate - excluding asset-backed	1,555,891	1,400,797	(155,094)	239,447	210,236	(29,211)	1,795,338	1,611,033	(184,305)
All other corporate - asset-backed	613,135	565,198	(47,937)	337,033	294,522	(42,511)	950,168	859,720	(90,448)
Hybrid securities	29,031	28,274	(757)	40,526	34,411	(6,115)	69,557	62,685	(6,872)
Short-term investments	88,909	88,890	(19)	—	—	—	88,909	88,890	(19)
Total fixed maturities	2,949,786	2,629,668	(320,118)	740,389	614,516	(125,873)	3,690,175	3,244,184	(445,991)
Common stock-unaffiliated	—	—	—	722	—	(722)	722	—	(722)
Preferred stock - unaffiliated	29,089	24,626	(4,463)	—	—	—	29,089	24,626	(4,463)
Total stocks	29,089	24,626	(4,463)	722	—	(722)	29,811	24,626	(5,185)
Total securities	$2,978,875	$ 2,654,294	$ (324,581)	$ 741,111	$ 614,516	$ (126,595)	$ 3,719,986	$ 3,268,810	$ (451,176)

As of December 31, 2023, fixed maturities, comprised of 1,061 securities, accounted for approximately 99% of the Company's total unrealized loss amount. The securities were primarily related to US. government agency securities, corporate securities concentrated in the technology & financial services sector, commercial mortgage-backed securities ("CMBS"), and residential mortgage-backed securities ("RMBS), which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2023, 90% of the securities in an unrealized loss position were depressed less than 20% of amortized cost. The increase in fixed maturities' unrealized losses during 2023 was primarily attributable to increase in interest rates and widening spreads on higher yielding corporate securities and asset-back securities.

Most of the securities depressed for twelve months or more primarily related to US. government agency securities, residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), and corporate securities concentrated in the technology & communications sector, which were depressed primarily due to an increase in interest rates

27

and/or widening of credit spreads since the securities were purchased. As of December 31, 2023, the Company does not have an intention to sell any securities in an unrealized loss position, and for loan-backed and structured securities, has the intent and ability to hold these securities until values recover. As of December 31, 2022, fixed maturities, comprised of 876 securities, accounted for approximately 99% of the Company’s total unrealized loss amount. The securities were primarily related to US. government agency securities, corporate securities concentrated in the technology & financial services sector, commercial mortgage-backed securities ("CMBS"), and residential mortgage-backed securities ("RMBS), which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2022, 92% of the securities in an unrealized loss position were depressed less than 20% of amortized cost. The increase in fixed maturities' unrealized losses during 2022 was primarily attributable to increase in interest rates and widening spreads on higher yielding corporate securities and asset-back securities. M. Loan-backed and Structured Securities OTTI For the years ended December 31, 2023, 2022 and 2021, the Company did not recognize losses for OTTI on loan-backed and structured securities due to the intent to sell impaired securities or due to the inability or lack of intent to retain an investment in a security for a period of time sufficient to recover the amortized cost basis. N. 5GI Securities A 5GI is assigned by the NAIC Securities Valuation Office (“SVO”) to certain obligations when an insurer certifies that the documentation necessary to permit a full credit analysis of a security does not exist, that the issuer or obligator is current on all contracted interest and principal pay downs and that the insurer has the expectation of ultimate payment of all contracted payments. The 5GI securities for the Company are immaterial for the years ended December 31, 2023 and 2022. 4. Fair Value Measurements Fair value is determined based on the "exit price" notion which is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. Financial instruments carried at fair value in the Company’s financial statements include certain bonds, stocks, derivatives, and Separate Account assets. The Company utilizes the services of third-party investment managers, including Hartford Investment Management Company (“HIMCO”) and Sixth Street Insurance Solutions, L.P., that are registered investment advisers under the Investment Advisers Act of 1940. The Company's Investment Valuation Committee ("IVC"), a working group chaired by the Chief Financial Officer ("CFO") of the Talcott Financial Group Investments, LLC subsidiaries, oversees the investment activities of these investment managers and directs other investments to maximize economic value and generate the returns necessary to support the Company’s various product obligations, within internally established objectives, guidelines and risk tolerances. The portfolio objectives and guidelines are developed, by the Company, based upon the asset/liability profile, including duration, convexity and other characteristics within specified risk tolerances. The risk tolerances considered include, but are not limited to, asset sector, credit issuer allocation limits, and maximum portfolio limits for below investment grade holdings. The Company attempts to minimize adverse impacts to the investment portfolio and the Company’s results of operations from changes in economic conditions through asset diversification, asset allocation limits, and asset/liability duration matching and the use of derivatives. The following section applies the fair value hierarchy and disclosure requirements for the Company's Separate Account assets, and categorizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, or 3): Level 1 Unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability, or prices for similar assets and liabilities. Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 28

determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of amounts that could be realized in a current market exchange absent actual market exchanges. In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company's investment manager will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g. changes in risk assumptions) inputs are used in determination of fair values that the Company's investment manager has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's bonds included in Level 3 are classified as such because these securities are primarily within illiquid markets and/or priced by independent brokers. The following table presents assets and (liabilities) carried at fair value by hierarchy level: As of December 31, 2023 (Amounts in thousands) Quoted Prices in Active Markets for Identical Assets (Level 1) Significant Observable Inputs (Level 2) Significant Unobservable Inputs (Level 3) Net Asset Value (NAV) Total a. Assets accounted for at fair value Common stocks - unaffiliated $ 5,681 $ — $ 3,443 $ — 9,124 Cash equivalents 357,261 — — — 357,261 Total bonds and stocks 362,942 — 3,443 — 366,385 Derivative assets Macro hedge program — — 94,133 — 94,133 Total derivative assets — — 94,133 — 94,133 Separate Account assets [1] 23,294,728 — — — 23,294,728 Total assets accounted for at fair value $ 23,657,670 $ — $ 97,576 $ — $ 23,755,246 b. Liabilities accounted for at fair value Derivative liabilities Macro hedge program $ — $ (29,784) $ — $ — $ (29,784) Total liabilities accounted for at fair value $ — $ (29,784) $ — $ — $ (29,784) [1] Excludes approximately $(11) million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements.) TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 29

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

As of December 31, 2022					
(Amounts in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net Asset Value (NAV)	Total
a. Assets accounted for at fair value					
Common stocks - unaffiliated	$ 5,594	$ —	$ 3,443	$ —	$ 9,037
Preferred stocks - unaffiliated	—	24,626	—	—	24,626
Cash equivalents	184,334	—	—	—	184,334
Total bonds and stocks	189,928	24,626	3,443	—	217,997
Derivative assets					
Interest rate derivatives	—	1,831	—	—	1,831
Macro hedge program	—	38,845	282,590	—	321,435
Total derivative assets	—	40,676	282,590		323,266
Separate Account assets [1]	22,171,530	—	—	—	$ 22,171,530
Total assets accounted for at fair value	$ 22,361,458	$ 65,302	$ 286,033	$ —	$ 22,712,793
b. Liabilities accounted for at fair value					
Derivative liabilities					
Interest rate derivatives	$ —	$ (1,972)	$ —	$ —	$ (1,972)
Macro hedge program	—	(49,316)	(31,509)	—	(80,825)
Total liabilities accounted for at fair value	$ —	$ (51,288)	$ (31,509)		$ (82,797)

[1] Excludes approximately $7 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements.)

Valuation Techniques, Procedures and Controls

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices where available and where prices represent reasonable estimates of fair value. The Company also determines fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the preceding tables.

The fair value process is monitored by the respective Valuation Committees of the Company's investment managers, which are comprised of senior management that meets at least quarterly. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments as well as addressing valuation issues and approving changes to valuation methodologies and pricing sources.

In addition, the IVC is responsible for the approval and monitoring of the Valuation Policy of the Company as well as the adjudication of any valuation disputes thereunder. The Valuation Policy addresses valuation of all financial instruments held in the general account and guaranteed separate accounts of the Company, including all derivative positions. The IVC meets regularly, and its members include a cross-functional group of senior management as well as various investment, accounting, finance, and risk management professionals.

The Company also has an enterprise-wide Operational Risk Management function with Enterprise Risk Management ("ERM") which is responsible for establishing, maintaining and communicating the framework, principles and guidelines of the Company's operational risk management program. The Enterprise Model Oversight Working Group ensures compliance with the ERM framework by providing an independent review of the suitability, characteristics and reliability of model inputs as well as an analysis of significant changes to current models.

30

Bonds and Stocks The fair values of bonds and stocks in an active and orderly market (e.g., not distressed or forced liquidation) are determined by the Company's investment managers using a "waterfall" approach utilizing the following pricing sources: quoted prices for identical assets or liabilities, prices from third-party pricing services, independent broker quotations, or internal matrix pricing processes. Typical inputs used by these pricing sources include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Most bonds do not trade daily. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services utilize matrix pricing to derive security prices. Matrix pricing relies on securities' relationships to other benchmark quoted securities, which trade more frequently. Pricing services utilize recently reported trades of identical or similar securities making adjustments through the reporting date based on the preceding outlined available market observable information. If there are no recently reported trades, the third-party pricing services may develop a security price using expected future cash flows based upon collateral performance and discounted at an estimated market rate. Both matrix pricing and discounted cash flow techniques develop prices by factoring in the time value for cash flows and risk, including liquidity and credit. Prices from third-party pricing services may be unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding. The Company's investment managers utilize an internally developed matrix pricing process for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. The process is similar to the third-party pricing services. The Company's investment managers develop credit spreads each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The credit spreads determined through this survey approach are based upon the issuer’s financial strength and term to maturity, utilizing independent public security index and trade information and adjusting for the non-public nature of the securities. Credit spreads combined with risk-free rates are applied to contractual cash flows to develop a price. The Company's investment managers perform ongoing analyses of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. In addition, the Company's investment managers ensure that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models utilizing spreads, and when available, market indices. As a result of these analyses, if the Company's investment managers determine that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee of the Company's investment managers. The Company's investment managers conduct other specific monitoring controls around pricing. Daily, weekly and monthly analyses identify price changes over pre-determined thresholds for bonds and equity securities. Monthly analyses identify prices that have not changed, and missing prices. Also on a monthly basis, a second source validation is performed on most sectors. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differs from what the Company's investment managers feel a market participant would use. Examples of other procedures performed include, but are not limited to, initial and ongoing review of third-party pricing services’ methodologies, review of pricing statistics and trends and back testing recent trades. The Company's investment managers have analyzed the third-party pricing services’ valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are observable. Due to the lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers’ prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 31

Derivative Instruments Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange-traded derivatives and OTC-cleared derivatives, or independent broker quotations. The Company performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company performs various controls on derivative valuations which include both quantitative and qualitative analyses. Analyses are conducted by a cross-functional group of investment, actuarial, risk and information technology professionals that analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives and all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. As to certain derivatives that are held by the Company as well as its investment manager's other clients, the Company's investment manager performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. On a daily basis, the Company’s derivatives collateral agent compares market valuations to counterparty valuations for all OTC derivatives held by the Company for collateral purposes. The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities. Valuation Inputs for Investments For Level 1 investments, which are comprised of exchange traded securities and open-ended mutual funds, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date. For the Company’s Level 2 and 3 bonds and stocks, typical inputs used by pricing techniques include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market. Descriptions of additional inputs used in the Company’s Level 2 and Level 3 measurements are included in the following discussion: Level 2 The fair values of most of the Company’s Level 2 investments are determined by management after considering prices received from third-party pricing services. These investments include mostly bonds and preferred stocks. Asset-backed securities, collateralized loan obligations, commercial and residential mortgage-backed securities - Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, and credit default swap indices. Commercial and residential mortgage-backed securities prices also include estimates of the rate of future principal prepayments over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Foreign government/government agencies - Primary inputs also include observations of credit default swap curves related to the issuer and political events in emerging market economies. Interest rate derivatives - Primary input is the swap yield curve. Level 3 Most of the Company’s securities classified as Level 3 include less liquid securities such as lower quality asset-backed securities, commercial and residential mortgage-backed securities primarily backed by sub-prime loans. Also included in Level 3 are securities valued based on broker prices or broker spreads, without adjustments. Primary inputs for non- broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 32

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third-party pricing services, including municipal securities, foreign government/government agency securities, and bank loans. Primary inputs for these long-dated securities are consistent with the typical inputs used in the preceding noted Level 1 and Level 2 measurements, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include equity and interest rate volatility and swap yield curves beyond observable limits.

Separate Account assets

Non-guaranteed Separate Account assets are primarily invested in mutual funds and are valued by the underlying mutual funds in accordance to their valuation policies and procedures.

Significant Unobservable Inputs for Level 3 Assets Measured at Fair Values

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value. The tables exclude corporate securities for which fair values are predominantly based on broker quotations. As of December 31, 2023 and 2022, the Company did not have any material Level 3 bonds measured at fair value that were not based on broker quotations.

(Amounts in thousands)	December 31, 2023					
Free Standing Derivatives	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]
Macro hedge program						
Interest rate swaptions	$ 33,850	Option model	Interest rate volatility	—%	3%	Increase
Equity options [2]	54,849	Option model	Equity volatility	12%	20%	Increase

[1] The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.
[2] Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion.

(Amounts in thousands)	December 31, 2022					
Free Standing Derivatives	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]
Macro hedge program						
Equity options [2]	$ 235,827	Option model	Equity volatility	18%	64%	Increase

[1] The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.
[2] Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion.

33

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

The tables below provides a roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2023 and 2022:

(Amounts in thousands)	Fair Value as of Jan. 1, 2023	Transfers into Level 3 [2]	Transfers out of Level 3 [2]	Total Realized/ Unrealized Gains (Losses) Included in: Net Income [1]	Surplus	Purchases/ Increases	Sales/ Decreases	Settlements	Fair Value as of Dec. 31, 2023
Assets									
Common stocks - unaffiliated	$ 3,443	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ 3,443
Total bonds and stocks	3,443	—	—	—	—	—	—	—	3,443
Derivatives									
Macro hedge program	251,081	—	—	—	(61,387)	119,831	—	(215,392)	94,133
Total derivatives [3]	251,081	—	—	—	(61,387)	119,831	—	(215,392)	94,133
Total assets	$ 254,524	$ —	$ —	$ —	$ (61,387)	$ 119,831	$ —	$ (215,392)	$ 97,576
Total liabilities	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —

[1] All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.
[2] Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.
[3] Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

(Amounts in thousands)	Fair Value as of Jan. 1, 2022	Transfers into Level 3 [2]	Transfers out of Level 3 [2]	Total Realized/ Unrealized Gains (Losses) Included in: Net Income [1]	Surplus	Purchases/ Increases	Sales/ Decreases	Settlements	Fair Value as of Dec. 31, 2022
Assets									
Common stocks - unaffiliated	$ 1,681	$ —	$ —	$ —	$ —	$ 1,762	$ —	$ —	$ 3,443
Total bonds and stocks	1,681	—	—	—	—	1762	—	—	3,443
Derivatives									
Macro hedge program	203,683	—	—	—	116,000	115,897	—	(184,499)	251,081
Total derivatives [3]	203,683	—	—	—	116,000	115,897	—	(184,499)	251,081
Total assets	$ 205,364	$ —	$ —	$ —	$ 116,000	$ 117,659	$ —	$ (184,499)	$ 254,524
Total liabilities	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —

[1] All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.
[2] Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.
[3] Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

Fair Values for All Financial Instruments by Levels 1, 2 and 3

The tables below reflects the fair values and admitted values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method (subsidiaries, joint ventures and partnerships). The fair values are also categorized into the three-level fair value hierarchy.

34

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(Amounts in thousands)	December 31, 2023						
Type of Financial Instrument	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Not Practicable (Carrying Value)
Assets							
Bonds - unaffiliated	$ 3,608,395	$ 3,900,301	$ —	$ 3,002,289	$ 606,106	$ —	$ —
Common stocks - unaffiliated	9,124	9,124	5,681	—	3,443	—	—
Mortgage loans	724,253	791,529	—	—	724,253	—	—
Cash, cash equivalents and short-term investments - unaffiliated	357,261	357,261	357,261	—	—	—	—
Cash, cash equivalents and short-term investments - affiliated	140,000	140,000	—	—	140,000	—	—
Derivative related assets	98,064	98,129	3,931	94,133	—	—	—
Contract loans	86,753	86,753	—	—	86,753	—	—
Surplus debentures	41,383	41,836	—	41,383	—	—	—
Separate Account assets [1]	23,294,728	23,294,728	23,294,728	—	—	—	—
Total assets	$ 28,359,961	$ 28,719,661	$ 23,661,601	$ 3,137,805	$ 1,560,555	$ —	$ —
Liabilities							
Liability for deposit-type contracts	$ (156,536)	$ (156,536)	$ —	$ —	$ (156,536)	$ —	$ —
Derivative related liabilities	(30,011)	$ (30,077)	—	(30,011)	—	—	—
Separate Account liabilities	(23,294,728)	(23,294,728)	(23,294,728)	—	—	—	—
Total liabilities	$ (23,481,275)	$ (23,481,341)	$ (23,294,728)	$ (30,011)	$ (156,536)	$ —	$ —

[1] Excludes approximately $(11) million, at December 31, 2023, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

(Amounts in thousands)	December 31, 2022						
Type of Financial Instrument	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value(NAV)	Not Practicable (Carrying Value)
Assets							
Bonds - unaffiliated	$ 3,726,696	$ 4,138,349	$ —	$ 3,259,227	$ 467,469	$ —	$ —
Bonds - affiliated	—	—	—	—	—	—	—
Preferred stocks - unaffiliated	24,626	24,626	—	24,626	—	—	—
Common stocks - unaffiliated	9,037	9,037	5,594	—	3,443	—	—
Mortgage loans	907,343	994,929	—	—	907,343	—	—
Cash, cash equivalents and short-term investments - unaffiliated	308,374	308,374	193,508	114,866	—	—	—
Derivative related assets	327,677	324,672	—	45,087	282,590	—	—
Contract loans	88,065	88,065	—	—	88,065	—	—
Surplus debentures	41,174	41,838	—	24,825	16,349	—	—
Low-income housing tax credits	8	8	—	—	8	—	—
Separate Account assets [1]	22,171,530	22,171,530	22,171,530	—	—	—	—
Total assets	$ 27,604,530	$ 28,101,428	$ 22,370,632	$ 3,468,631	$ 1,765,267	$ —	$ —
Liabilities							
Liability for deposit-type contracts	$ (169,983)	$ (169,983)	$ —	$ —	$ (169,983)	$ —	$ —
Derivative related liabilities	(137,350)	(82,797)	—	(105,841)	(31,509)	—	—
Separate Account liabilities	(22,171,530)	(22,171,530)	(22,171,530)	—	—	—	—
Total liabilities	$ (22,478,863)	$ (22,424,310)	$ (22,171,530)	$ (105,841)	$ (201,492)	$ —	$ —

[1] Excludes approximately $7 million, at December 31, 2022, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

35

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above Fair Value Measurements section of this note.

The amortized cost of cash, cash equivalents and short-term investments approximates fair value.

Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

The carrying amounts of the liability for deposit-type contracts and Separate Account liabilities approximate their fair values.

The fair value of contract loans was determined using current loan coupon rates which reflect the current rates available under the contracts. As a result, the fair value approximates the carrying value of the contract loans.

At December 31, 2023 and 2022 the Company had no investments where it was not practicable to estimate fair value.

5. Income Taxes

A. The components of the net deferred tax asset/(deferred tax liability) ("DTA"/"(DTL)") at period end and the change in those components are as follows:

1

	2023		
	Ordinary	Capital	Total
(a) Gross DTA	$ 162,998,357	$ 2,721,299	$ 165,719,656
(b) Statutory valuation allowance adjustments	—	—	—
(c) Adjusted gross DTA	162,998,357	2,721,299	165,719,656
(d) Deferred tax assets nonadmitted	38,638,543	—	38,638,543
(e) Subtotal net admitted deferred tax assets	124,359,814	2,721,299	127,081,113
(f) Deferred tax liabilities	35,857,023	35,434,090	71,291,113
(g) Net admitted deferred tax asset/(net deferred tax liability)	$ 88,502,791	$ (32,712,791)	$ 55,790,000

2

	2023		
	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101 :			
(a) Federal income taxes paid in prior years recoverable by carrybacks	$ —	$ —	$ —
(b) Adjusted gross DTA expected to be realized	53,178,189	2,611,811	55,790,000
(1) DTAs expected to be realized after the balance sheet date	53,178,189	2,611,811	55,790,000
(2) DTAs allowed per limitation threshold	XXX	XXX	124,672,434
(c) DTAs offset against DTLs	71,181,625	109,488	71,291,113
(d) DTAs admitted as a result of application of SSAP No. 101	$ 124,359,814	$ 2,721,299	$ 127,081,113

3

(a) Ratio % used to determine recovery period and threshold limitation	966%
(b) Adjusted capital and surplus used to determine 2(b) thresholds	831,149,559

4

	2023	
	Ordinary	Capital
Impact of Tax Planning Strategies:		
(a) Determination of adjusted gross DTA and net admitted DTA, by tax character as a %.		
(1) Adjusted gross DTAs amount from Note 5A1c	$ 162,998,357	$ 2,721,299
(2) % of adjusted gross DTAs by tax character attributable to the impact of planning strategies	— %	— %
(3) Net admitted adj. gross DTAs amount from Note 5A1e	$ 124,359,814	$ 2,721,299
(4) % of net admitted adjusted gross DTAs by tax character admitted because of the impact of planning strategies	2 %	— %
(b) Do the tax planning strategies include the use of reinsurance?	Yes ___	No _X_

36

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

1

		2022		
		Ordinary	Capital	Total
(a)	Gross DTA	$ 148,502,633	$ 2,806,771	$ 151,309,404
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross DTA	148,502,633	2,806,771	151,309,404
(d)	Deferred tax assets nonadmitted	—	—	—
(e)	Subtotal net admitted deferred tax assets	148,502,633	2,806,771	151,309,404
(f)	Deferred tax liabilities	51,934,982	48,650,340	100,585,322
(g)	Net admitted deferred tax asset/(net deferred tax liability)	$ 96,567,651	$ (45,843,569)	$ 50,724,082

2

		2022		
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101 :				
(a)	Federal income taxes paid in prior years recoverable by carrybacks	$ —	$ —	$ —
(b)	Adjusted gross DTA expected to be realized	48,587,737	2,641,263	51,229,000
	(1) DTAs expected to be realized after the balance sheet date	48,587,737	2,641,263	51,229,000
	(2) DTAs allowed per limitation threshold	XXX	XXX	107,757,330
(c)	DTAs offset against DTLs	99,914,896	165,508	100,080,404
(d)	DTAs admitted as a result of application of SSAP No. 101	$ 148,502,633	$ 2,806,771	$ 151,309,404

3

(a)	Ratio % used to determine recovery period and threshold limitation	1043%
(b)	Adjusted capital and surplus used to determine 2(b) thresholds	897,905,089

4

		2022	
		Ordinary	Capital
Impact of Tax Planning Strategies:			
(a)	Determination of adjusted gross DTA and net admitted DTA, by tax character as a %.		
	(1) Adjusted gross DTAs amount from Note 5A1c	$ 148,502,633	$ 2,806,771
	(2) % of adjusted gross DTAs by tax character attributable to the impact of planning strategies	1 %	— %
	(3) Net admitted adj. gross DTAs amount from Note 5A1e	$ 148,502,633	$ 2,806,771
	(4) % of net admitted adjusted gross DTAs by tax character admitted because of the impact of planning strategies	2 %	— %
(b)	Do the tax planning strategies include the use of reinsurance?	Yes ___	No _X_

1

		Change During 2023		
		Ordinary	Capital	Total
(a)	Gross DTA	$ 14,495,724	$ (85,472)	$ 14,410,252
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross DTA	14,495,724	(85,472)	14,410,252
(d)	Deferred tax assets nonadmitted	38,638,543	—	38,638,543
(e)	Subtotal net admitted deferred tax assets	(24,142,819)	(85,472)	(24,228,291)
(f)	Deferred tax liabilities	(16,077,959)	(13,216,250)	(29,294,209)
(g)	Net admitted deferred tax asset/(net deferred tax liability)	$ (8,064,860)	$ 13,130,778	$ 5,065,918

37

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

2

	Change During 2023		
	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101 :			
(a) Federal income taxes paid in prior years recoverable by carrybacks	$ —	$ —	$ —
(b) Adjusted gross DTA expected to be realized	4,590,452	(29,452)	4,561,000
(1) DTAs expected to be realized after the balance sheet date	4,590,452	(29,452)	4,561,000
(2) DTAs allowed per limitation threshold	XXX	XXX	(10,013,329)
(c) DTAs offset against DTLs	(28,733,271)	(56,020)	(28,789,291)
(d) DTAs admitted as a result of application of SSAP No. 101	$ (24,142,819)	$ (85,472)	$ (24,228,291)

3

(a) Ratio % used to determine recovery period and threshold limitation	(77)%
(b) Adjusted capital and surplus used to determine 2(b) thresholds	$(66,755,530)

4

	Change During 2023	
	Ordinary	Capital
Impact of Tax Planning Strategies:		
(a) Determination of adjusted gross DTA and net admitted DTA, by tax character as a %.		
(1) Adjusted gross DTAs amount from Note 5A1c	$ 14,495,724	$ (85,472)
(2) % of adjusted gross DTAs by tax character attributable to the impact of planning strategies	(1)%	— %
(3) Net admitted adj. gross DTAs amount from Note 5A1e	$ (24,142,819)	$ (85,472)
(4) % of net admitted adjusted gross DTAs by tax character admitted because of the impact of planning strategies	— %	— %

B. DTLs are not recognized for the following amounts:

Not Applicable.

38

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

C. Significant Components of Income Taxes Incurred

1. The components of current income tax (benefit)/expense are as follows:

	2023	2022	Change
(a) Federal	$ 19,898,443	$ (24,113,001)	$ 44,011,444
(b) Foreign	—	—	—
(c) Subtotal	19,898,443	(24,113,001)	44,011,444
(d) Federal income tax on net capital gains	12,188,360	7,275,024	4,913,336
(e) Utilization of capital loss carryforwards	—	—	—
(f) Other	—	—	—
(g) Federal and foreign income taxes incurred	$ 32,086,803	$ (16,837,977)	$ 48,924,780

2. The main components of the period end deferred tax amounts and the change in those components are as follows:

	2023	2022	Change
DTA: Ordinary			
Policyholder reserves	$ 43,481,897	$ 44,037,752	$ (555,855)
Deferred acquisition costs	100,349,364	88,959,591	11,389,773
Compensation and benefits	—	31,500	(31,500)
Investments		—	—
Net operating loss carryforward		—	—
Tax credit carryforward	13,130,850	9,330,850	3,800,000
Other	6,036,246	6,142,940	(106,694)
Subtotal: DTA Ordinary	162,998,357	148,502,633	14,495,724
Ordinary statutory valuation allowance	—	—	—
Total adjusted gross ordinary DTA	162,998,357	148,502,633	14,495,724
Nonadmitted ordinary DTA	38,638,543	—	38,638,543
Admitted ordinary DTA	124,359,814	148,502,633	(24,142,819)
DTA: Capital			
Investments	2,721,299	2,806,771	(85,472)
Subtotal: DTA Capital	2,721,299	2,806,771	(85,472)
Capital statutory valuation allowance	—	—	—
Total adjusted gross capital DTA	2,721,299	2,806,771	(85,472)
Nonadmitted capital DTA	—	—	—
Admitted capital DTA	2,721,299	2,806,771	(85,472)
Total Admitted DTA	$ 127,081,113	$ 151,309,404	$ (24,228,291)

DTL: Ordinary			
Investments	$ 33,473,247	$ 48,359,318	$ (14,886,071)
Deferred and uncollected premium	—	—	—
Policyholder reserves	2,383,776	3,575,664	(1,191,888)
Other	—	—	—
Gross DTL ordinary	35,857,023	51,934,982	(16,077,959)
DTL: Capital			
Investments	35,434,090	48,650,340	(13,216,250)
Other	—	—	—
Gross DTL capital	35,434,090	48,650,340	(13,216,250)
Total DTL	71,291,113	100,585,322	(29,294,209)
Net adjusted DTA/(DTL)	$ 55,790,000	$ 50,724,082	$ 5,065,918
Adjust for the change in deferred tax on unrealized gains/losses			(10,983,625)
Adjust for the change in nonadmitted deferred tax			38,638,543
Adjusted change in net deferred Income Tax			$ 32,720,836

39

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

D. Reconciliation of federal income tax rate to actual effective rate:

The sum of the income tax incurred and the change in the DTA/DTL is different from the result obtained by applying the statutory federal income tax rate to the pretax income. The significant items causing this difference are as follows:

	2023 Tax effect	% of Pre-tax income $ 48,298,991	2022 Tax effect	% of Pre-tax income $ (19,256,266)	2021 Tax effect	% of Pre-tax income $ 120,579,910
Statutory tax	$ 10,142,788	21.00 %	$ (4,043,816)	21.00 %	$ 25,321,781	21.00 %
Tax preferred investments	(17,031,728)	(35.26)%	(18,282,825)	94.94 %	(14,088,142)	(11.68)%
Interest maintenance reserve	(856,738)	(1.77)%	2,375,769	(12.34)%	(14,320,937)	(11.88)%
Amortization of inception gain	(3,454,265)	(7.15)%	(4,974,717)	25.83 %	(4,974,717)	(4.13)%
VA Hedge gains reported in surplus	14,478,051	29.98 %	34,656,802	(179.98)%	4,415,554	3.66 %
Change in basis of computing reserves	—	— %	5,136,894	(26.68)%	—	— %
Prior period adjustments	(593,187)	(1.23)%	(890,709)	4.63 %	610,865	0.51 %
Change in deferred tax on non-admitted assets	(54,419)	(0.11)%	454,237	(2.36)%	(258,548)	(0.21)%
Foreign related investments	(3,002,000)	(6.22)%	(1,824,900)	9.48 %	(2,765,000)	(2.29)%
All other	(262,535)	(0.56)%	32,089	(0.16)%	51,898	0.02 %
Total statutory income tax	(634,033)	(1.32)%	12,638,824	(65.64)%	(6,007,246)	(5.00)%
Federal and foreign income taxes incurred	32,086,803	66.43 %	(16,837,977)	87.44 %	(14,031,146)	(11.64)%
Change in net deferred income taxes	(32,720,836)	(67.75)%	29,476,801	(153.09)%	8,023,900	6.64 %
Total statutory income tax	$ (634,033)	(1.32)%	$ 12,638,824	(65.64)%	$ (6,007,246)	(5.00)%

E. Operating loss and tax credit carryforwards and protective tax deposits

1. At December 31, 2023, the Company had $0 of net operating loss carryforwards, and $13,130,850 of foreign tax credit carryovers which expire between 2028 and 2033.

2. The amount of federal income taxes incurred in the current year and each preceding year that will be available for recoupment in the event of future net losses are:

2023	—
2022	—
2021	—

3. The aggregate amount of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2023.

F. Consolidated Federal Income Tax Return

1. The Company's federal income tax return is included within TR Re, Ltd.'s ("TR Re"), consolidated federal income tax return. The consolidated federal income tax return includes the following entities:

TR Re, Ltd.
Talcott Resolution Life Insurance Company
Talcott Resolution Life and Annuity Insurance Company
American Maturity Life Insurance Company

2. Federal Income Tax Allocation

Estimated tax payments are made quarterly (if necessary), at which time intercompany tax balances are settled. In the subsequent year, additional settlements (if necessary) are made on the unextended due date of the return and at the time the return is filed. The method of allocation among affiliates of the Company is subject to written agreement approved by the Board of Directors and based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return.

40

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

6. Reinsurance

The amount of reinsurance recoverables from and payables to affiliated and unaffiliated reinsurers were $85,525,728 and $5,122,615 respectively, as of December 31, 2023 and $61,453,139 and $28,770,054 respectively, as of December 31, 2022.

The effect of reinsurance as of and for the years ended December 31 is summarized as follows:

2023	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$ 18,910,472,242	$ 430,711,040	$ (14,902,548,096)	$ 4,438,635,186
Liability for deposit-type contracts	733,418,140	430,092	(577,312,682)	156,535,550
Policy and contract claim liabilities	209,526,698	14,022,376	(199,675,762)	23,873,312
Premium and annuity considerations	774,475,502	51,512,860	(751,972,988)	74,015,374
Death, annuity, disability and other benefits	1,600,431,230	80,743,759	(1,469,947,683)	211,227,306
Surrenders and other fund withdrawals	2,452,684,835	158,857,240	(1,404,968,467)	1,206,573,608

2022	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$ 19,616,158,015	$ 456,864,211	$ (15,407,884,903)	$ 4,665,137,323
Liability for deposit-type contracts	812,556,516	334,089	(642,907,752)	169,982,853
Policy and contract claim liabilities	188,184,446	9,608,492	(179,696,152)	18,096,786
Premium and annuity considerations	819,381,471	62,675,930	(828,399,766)	53,657,635
Death, annuity, disability and other benefits	1,550,348,958	97,923,497	(1,421,232,189)	227,040,266
Surrenders and other fund withdrawals	2,340,373,565	131,470,492	(1,354,829,420)	1,117,014,637

2021	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$ 18,830,507,419	$ 859,279,164	$ (14,859,366,482)	$ 4,830,420,101
Liability for deposit-type contracts	899,531,652	246,818	(716,010,403)	183,768,067
Policy and contract claim liabilities	231,270,273	21,147,387	(228,987,444)	23,430,216
Premium and annuity considerations	901,362,020	82,943,229	(14,308,900,870)	(13,324,595,621)
Death, annuity, disability and other benefits	1,654,726,072	127,708,572	(1,453,150,077)	329,284,567
Surrenders and other fund withdrawals	2,981,648,379	178,837,868	(401,880,296)	2,758,605,951

41

A. External reinsurance The Company cedes insurance to unaffiliated insurers in order to limit its maximum losses. Such agreements do not relieve the Company from its primary liability to policyholders. The inability or unwillingness of a reinsurer to meet its financial obligations to the Company, including the impact of any insolvency or rehabilitation proceedings involving a reinsurer that could affect the Company's access to collateral held in trust, could have a material adverse effect on the Company's financial condition, results of operations and liquidity. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2023, the Company has two reinsurance-related concentrations of credit risk greater than 10% of the Company’s capital and surplus. The concentrations, which are actively monitored, are as follows: reserve credits totaling $13.8 billion for Prudential Financial Inc. ("Prudential") offset by $10.3 billion of market value of assets held in trust, for a net exposure of $3.5 billion. In addition, reserve credits totaling $1.6 billion for Commonwealth Annuity and Life Insurance Company are offset by $1.5 billion of market value of assets held in trust, for a net exposure of $0.1 billion. As of December 31, 2022, the Company had two reinsurance-related concentrations of credit risk greater than 10% of the Company’s capital and surplus. The concentrations, which were actively monitored, were as follows: reserve credits totaling $14.3 billion for Prudential offset by $10.0 billion of market value of assets held in trust, for a net exposure of $4.3 billion. In addition, reserve credits totaling $1.7 billion for Commonwealth Annuity and Life Insurance Company were offset by $1.7 billion of market value of assets held in trust, for no net exposure. The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel the reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in the Company’s surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which such obligation is not presently accrued is $18,386,767 in 2023, a decrease of $15,876,410 from the 2022 balance of $34,263,177. The total amount of reinsurance credits taken for this agreement was $23,274,388 in 2023, a decrease of $20,096,723 from the 2022 balance of $43,371,111. On January 2, 2013, The Hartford completed the sale of its Individual Life insurance business to Prudential. The net gain totaling $600 million, before tax, was deferred as a component of Other than special surplus funds on the Company's Statements of Admitted Assets, Liability and Capital and Surplus, and will be amortized over 20 years as earnings are projected to emerge from this block of business. Amortization amounts, which are recorded as Commissions and expense allowances on reinsurance ceded on the Statements of Operations and as Amortization and a decrease of Gain on inforce reinsurance on the Statements of Changes in Capital and Surplus totaled $13.2 million, $19.0 million, and $19.0 million in 2023, 2022 and 2021, respectively. In 2018, the Company and TL entered into reinsurance agreements with Commonwealth Annuity and Life Insurance Company, a subsidiary of Global Atlantic Financial Group. The net gain totaling $73 million, after tax, was deferred as a component of Other than special surplus funds on the Company’s Statements of Admitted Assets, Liabilities and Capital and Surplus, and will be amortized over a period of 25 years as earnings are projected to emerge from this block of business. Amortization amounts, which are recorded as Commission and expense allowances on reinsurance ceded on the Statements of Operation and as amortization and a decrease of Gain on inforce reinsurance on the Statements of Changes in Capital and Surplus totaled $3.3 million, $4.7 million, and $4.7 million in 2023, 2022, and 2021, respectively. B. Reinsurance Ceded to Affiliates The Company entered into an affiliated reinsurance agreement with its indirect parent, TR Re, Ltd., an unauthorized reinsurer, which was effective October 1, 2021, and implemented December 30, 2021. Pursuant to such reinsurance agreement, the Company generally ceded 50% of the Company’s variable annuity and payout annuity blocks with certain variable annuity guarantees ceded at 100% and certain structured settlement contracts ceded at a lesser quota share percentage. All such business is ceded on a modified coinsurance basis. The net impact of this reinsurance transaction on the Company’s results of operations and financial condition included ceded premiums totaling $13.5 billion, substantially offset by reserve adjustments on reinsurance totaling $13.4 billion and the transfer of IMR totaling approximately $104.4 million. The transfer of IMR was offset by funds held under reinsurance treaties with unauthorized reinsurers totaling $104.4 million which are included in Other liabilities. The Company paid additional amounts totaling $35.6 million (before tax) and as a result, incurred a net loss for the same amount. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 42

7. Related Party Transactions Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions, returns of capital and payments of dividends. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by TL. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. As a result of a new Amended and Restated Services and Cost Allocation Agreement effective July 1, 2021, certain indirect expense are allocated on a cost plus basis. The Company reported $15,010,012 and $0 as payable to parents, subsidiaries and affiliates as of December 31, 2023 and 2022, respectively. Amounts are settled in accordance with terms of the agreements. Effective September 21, 2022, TLA entered into an intercompany liquidity agreement between several Talcott entities: including TR Re, TLR and TLAR. TLA may lend a total of $200M in aggregate to the affiliates. TLA may also borrow a total of $600M consisting of $200M from each of the aforementioned entities. Under the agreement, TLR, TLAR and TR Re cannot extend loans between one another. On January 27, 2023, TLA loaned $60M to TR Re per the intercompany liquidity agreement. The interest rate of this loan was 4.5% and the maturity date was January 26, 2024. The loan was repaid on December 21, 2023. On October 16, 2023, TLA loaned $140M to TR Re per the intercompany liquidity agreement. The interest rate of this loan is 5.22% and the maturity date is October 15, 2024. Effective June 1, 2018, TL entered into an Intercompany Liquidity Agreement (the “Liquidity Agreement”) with TLA. The Liquidity Agreement allows for short-term advances of funds between TL, TLA and certain TL subsidiaries who become parties to the Liquidity Agreement in the future. The Company had no issued and outstanding notes as of December 31, 2023 and 2022. On July 6, 2023, TLA paid a dividend of $94,800,000 to TL, the Company's parent. Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 5, 6, 8 and 11. 8. Retirement Plans, Other Postretirement Benefit Plans and Postemployment Benefits In September, 2021, the Company adopted a new Long-term Cash Incentive Plan (“the Plan”) to attract and retain executive and management level employees of the Company and its affiliates in support of the continued growth and long-term performance of the Company. U.S. employees in certain employment bands (generally executive and management level) are eligible to participate in the Plan. Targets vary by employment level. Awards are issued annually at the discretion of management, and vest in full on the third anniversary of the date of the grant, subject to the participant’s continued employment with the Company. The expenses accrued for the Company during 2023 and 2022 were immaterial. As of June 1, 2018, Talcott Resolution Life Insurance Company adopted an investment and savings plan, the Talcott 401(k) Plan and a non-qualified savings plan, the Talcott Resolution Deferred Compensation Plan. Effective December 31, 2018, both plans were assigned to Talcott Resolution Life Inc., the Company's indirect parent. Substantially all U.S. employees of the Company are eligible to participate in Talcott 401 (k) Plan under which designated contributions can be invested in a variety of investments. The Company's contributions include a non-elective contribution of 2% of eligible compensation and a dollar-for- dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period. The Talcott Resolution Deferred Compensation Savings Plan has a 6% matching contribution for eligible compensation earned in excess of the 401(a)(17) limit, currently $275,000. Eligible compensation includes salary and bonuses and participants can defer up to 80% of their eligible pay. The costs allocated to the Company for the years ended December 31, 2023 and 2022, were immaterial. The Company participates in Talcott sponsored postemployment plans that provide for medical and salary replacement benefits for employees on long-term disability. The expenses allocated to the Company for long term disability were not material to the results of operations for the years ended December 31, 2023 and 2022. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 43

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

9. Debt

A. FHLB (Federal Home Loan Bank) Agreements

1. The Company is a member of the Federal Home Loan Bank of Boston ("FHLB"). Membership allows the Company access to collateralized advances, which may be used to support various spread-based businesses or to enhance liquidity management. FHLB membership requires the Company to own member stock and borrowings require the purchase of activity-based stock in an amount (generally between 3.0% and 4.0% of the principal balance) based upon the term of the outstanding advances. FHLB stock held by the Company is classified within Common stocks on the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2023 and 2022, there were no advances outstanding.

   State law limits the Company's ability to pledge, hypothecate or otherwise encumber its assets. The amount of advances that can be taken by the Company are dependent on the assets pledged by the Company to secure the advances, and are therefore subject to this legal limit. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. For 2023 and 2022, the Company's pledge limits were $222 million and $237 million, respectively. The Company would need to seek prior written approval from the Department in order to exceed this limit. If the Company were to pursue borrowing additional amounts under its estimated capacity it may have to purchase additional shares of activity stock.

2. FHLB Capital Stock

   a. Aggregate Totals

      1. As of December 31, 2023

		1 Total 2+3	2 General Account	3 Separate Accounts
a.	Membership Stock - Class A	—	—	—
b.	Membership Stock - Class B	3,443,100	3,443,100	—
c.	Activity Stock	—	—	—
d.	Excess Stock	—	—	—
e.	Aggregate Total (a+b+c+d)	3,443,100	3,443,100	—
f.	Actual or estimated borrowing capacity as determined by the insurer	222,000,000	222,000,000	—

      2. As of December 31, 2022

		1 Total 2+3	2 General Account	3 Separate Accounts
a.	Membership Stock - Class A	—	—	—
b.	Membership Stock - Class B	3,443,100	3,443,100	—
c.	Activity Stock	—	—	—
d.	Excess Stock	—	—	—
e.	Aggregate Total (a+b+c+d)	3,443,100	3,443,100	—
f.	Actual or estimated borrowing capacity as determined by the insurer	237,000,000	237,000,000	—

44

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

b. Membership Stock (Class A and B) Eligible for Redemption as of December 31, 2023

Membership Stock		1 Current Period Total (2+3+4+5+6)	2 Not Eligible for Redemption	Eligible for Redemption			
				3 Less Than 6 Months	4 6 Months to Less than 1 Year	5 1 to Less than 3 Years	6 3 to 5 Years
1	Class A	$ —		$ —	$ —	$ —	$ —
2	Class B	3,443,100	3,425,139	17,961	—	—	—

3. Collateral Pledged to FHLB

a. Amount Pledged as of December 31, 2023

		1 Fair Value	2 Carrying Value	Aggregate Total Borrowing
1	Current Year Total General and Separate Accounts (Total Collateral Pledged (Lines 2 + 3)	$ 107,759,543	$ 115,270,467	$ —
2	Current Year General Account: Total Collateral Pledged	107,759,543	115,270,467	—
3	Current Year Separate Account: Total Collateral Pledged	—	—	—
4	Prior Year-end Total General and Separate Accounts: Total Collateral Pledged	186,029,443	198,182,721	—

b. Maximum Amount Pledged During Reporting Period

		1 Fair Value	2 Carrying Value	3 Amount Borrowed at Time of Maximum Collateral
1	Current Year Total General and Separate Accounts (Maximum Collateral Pledged (Lines 2 + 3)	189,629,200	197,338,243	$ —
2	Current Year General Account Maximum Collateral Pledged	189,629,200	197,338,243	—
3	Current Year Separate Account Maximum Collateral Pledged	—	—	—
4	Prior Year-end Total General and Separate Accounts Maximum Collateral Pledged	186,029,443	198,182,721	—

4. a. & b. Borrowing from FHLB - Amount as of the Reporting Date

The Company had no borrowings from the FHLB as of December 31, 2023 and 2022.

c. FHLB - Prepayment Obligations

The Company does not have any prepayment obligations as of December 31, 2023 and 2022.

45

10. Capital and Surplus and Shareholder Dividend Restrictions Dividend Restrictions The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval of the Connecticut Insurance Commissioner (the “Commissioner”), is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Commissioner. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations, and are not cumulative. No dividends were paid in 2022, and 2021. For additional information on dividends paid in 2023, see Note 7. With respect to dividends to its parent, TL, the Company’s dividend limitation under the holding company laws of Connecticut is $428,005,810 in 2024. Unassigned Funds The portion of unassigned funds represented or reduced by each item below at December 31 was as follows: 2023 2022 Unrealized capital losses, gross of tax $ 48,131,871 $ 31,155,039 Asset valuation reserve (138,843,958) (150,405,868) Nonadmitted asset values (55,038,614) (16,142,494) Separate Account expense allowance 24,470,651 25,657,707 11. Separate Accounts The Company maintained Separate Account assets totaling $23,305,545,372 and $22,177,651,722 as of December 31, 2023 and 2022, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company recorded assets and liabilities for individual variable annuities, variable life and variable universal life product lines in the Separate Accounts. The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Accounts. Separate Account assets are segregated from other investments and reported at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2023 and 2022, the Company’s Separate Account statement included legally insulated assets of $23,305,545,372 and $22,177,651,722, respectively. Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the General Account Statements of Operations as a component of Net transfers from Separate Accounts. The Company’s Separate Accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the Statements of Operations. Separate Account fees, net of minimum guarantees, were $458,449,252, $487,028,149 and $551,133,174 for the years ended December 31, 2023, 2022 and 2021, respectively, and are recorded as a component of fee income on the Company’s Statements of Operations. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 46

An analysis of the Separate Accounts as of December 31, 2023 is as follows: Indexed Nonindexed Guaranteed Less Than or Equal to 4% Nonindexed Guaranteed More Than 4% Nonguaranteed Separate Accounts Total Premium considerations or deposits for the year ended December 31, 2023 $ — $ — $ — $ 254,614,684 $ 254,614,684 Reserves at year-end: For accounts with assets at: Fair value $ — $ — $ — $ 23,254,087,606 $ 23,254,087,606 Amortized cost — — — — — Total reserves $ — $ — $ — $ 23,254,087,606 $ 23,254,087,606 By withdrawal characteristics: Subject to discretionary withdrawal $ — $ — $ — $ — $ — With market value adjustment — — — — — At book value without market value adjustment and with surrender charge of 5% or more — — — — — At fair value — — — 23,038,638,737 23,038,638,737 At book value without market value adjustment and with surrender charge of less than 5% — — — — — Subtotal — — — 23,038,638,737 23,038,638,737 Not subject to discretionary withdrawal — — — 215,448,869 215,448,869 Total $ — $ — $ — $ 23,254,087,606 $ 23,254,087,606 Below is a reconciliation of net transfers from Separate Accounts: December 31, 2023 December 31, 2022 December 31, 2021 Transfer to Separate Accounts 254,614,683 $ 267,966,954 $ 324,159,709 Transfer from Separate Accounts 2,394,979,793 2,380,057,675 3,133,066,954 Net Transfer from Separate Accounts (2,140,365,110) (2,112,090,721) (2,808,907,245) Internal exchanges and other Separate Account activity (4,196,019) (14,860,797) (5,072,046) Transfer from Separate Accounts on the Statements of Operations $ (2,144,561,129) $ (2,126,951,518) $ (2,813,979,291) TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 47

12. Commitments and Contingent Liabilities A. Litigation On August 15, 2023, Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company (collectively “Talcott Resolution”) were named as defendants in two putative class action lawsuits in the United States District Courts for the District of Connecticut and the District of Massachusetts. These cases are captioned as follows: Casey v. Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company, et al. (MA) and Guitang v. Talcott Resolution Life Insurance Company (CT). The lawsuits relate to data security events involving the MOVEit file transfer system (“MOVEit Cybersecurity Incident”). The MOVEit file transfer system is software used by a broad range of companies to move sensitive electronic data. PBI Research Services (“PBI”), a third-party service provider for Talcott Resolution, uses the MOVEit file transfer system in the performance of its services. PBI has used the software on behalf of Talcott Resolution to, among other things, search various databases to identify the deaths of insured persons and annuitants under life insurance policies and annuity contracts, respectively, as required by applicable law. Plaintiffs seek to represent various classes and subclasses of Talcott Resolution insurance policy and annuity contract holders whose data allegedly was accessed or potentially accessed in connection with the MOVEit Cybersecurity Incident. Plaintiffs allege that Talcott Resolution breached a purported duty to safeguard their sensitive data from unauthorized access. The complaints assert claims for, among other things, negligence, negligence per se, breach of contract, unjust enrichment, and violations of various consumer protection statutes, and the Plaintiffs seek declaratory and injunctive relief, compensatory and punitive damages, restitution, attorneys’ fees and costs, and other relief. On October 4, 2023, the Judicial Panel on Multidistrict Litigation issued an order consolidating all actions relating to the MOVEit Cybersecurity Incident before a single federal judge in the United States District Court for the District of Massachusetts. We intend to vigorously defend these actions. The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the financial condition of the Company. B. Guaranty Funds In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state’s fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year, depending on the state. Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by/refunded to the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid immaterial net guaranty fund assessments in 2023, 2022, and 2021. The Company had immaterial guaranty fund receivables as of December 31, 2023 and 2022, respectively. C. Contingent Commitments As of December 31, 2023 and 2022, the Company has outstanding commitments totaling $263,685,006 and $320,634,407, respectively, of which $182,114,249 and $179,360,416, respectively, is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, at December 31, 2023 and 2022, $81,570,757 and $141,273,991, respectively, is largely related to commercial whole loans. The remaining outstanding commitments of $0 and $0 are related to various funding obligations associated with private placement securities, as of December 31, 2023 and 2022, respectively. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 48

Detail of Other Contingent Commitments 1 Nature and Circumstances of Guarantee and Key Attributes, Including Date and Duration of Agreement 2 Liability Recognition of Guarantee 3 Ultimate Financial Statement Impact if Action Under the Guarantee is Required 4 Maximum Potential Amount of Future Payments the Guarantor Could be Required to Make 5 Current Status of Payment or Performance Risk of Guarantee Effective February 1, 2018, TLA guaranteed the obligations of Talcott Resolution Comprehensive Employee Benefit Service Company ("TCB"), a wholly-owned subsidiary, with respect to certain structured settlement liability obligations to provide an increased level of security to claimants under such structured settlements; these obligations were assumed from TL on February 1, 2018. As of December 31, 2023 and December 31, 2022, no liability was recorded for this guarantee, as TCB was able to meet these policyholder obligations.. $ — Increase in Investments in SCA, Dividends to stockholders (capital contribution), Expense, or Other Unlimited (1) The guaranteed affiliate maintains surplus in addition to policyholder reserves. The payment or performance risk of this guarantee is low as It is unlikely that this guarantee will be triggered. (1) There is no limit on the Company's guarantee to pay policyholder obligations on behalf of the affiliate for the contracts covered in the guarantee agreement. D. Leases Transactions include rental facilities and equipment. Rent paid by the Company for its share of space occupied and equipment used by the Company was $723,965, $767,400 and $836,059 in 2023, 2022, and 2021, respectively. Future minimum rental commitments are immaterial. The office of the Company, together with its parent and other life insurance affiliates, is located in Hartford, Connecticut. The Company relocated its office from Windsor, Connecticut to Hartford, Connecticut in September 2023. E. Tax Matters The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal or state and local income tax examinations for years prior to 2019, with the exception of net operating loss carryforwards utilized in open tax years. Management believes that adequate provision has been made in the financial statements for any potential adjustments that may result from tax examinations and other tax-related matters for all open tax years. The Company believes it is more likely than not that all deferred tax assets will be fully realized. Consequently, no valuation allowance has been provided. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryovers, taxable income in open carry back years and other tax planning strategies. From time to time, tax planning strategies could include holding a portion of debt securities with market value losses until recovery, making investments which have specific tax characteristics, and business considerations such as asset-liability matching. 13. Subsequent Events The Company has evaluated events subsequent to December 31, 2023, through April 23, 2024, the date the statutory-basis financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these statutory-basis financial statements. There were no other subsequent events that had a material impact on the financial results of the Company. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 49